UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21242
Nuveen Quality Preferred Income Fund 3

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Annual Report December 31, 2008	Nuveen Investments Closed-End Funds

NUVEEN QUALITY PREFERRED INCOME FUND JTP NUVEEN QUALITY PREFERRED INCOME FUND 2 JPS NUVEEN QUALITY PREFERRED INCOME FUND 3 JHP

High Current Income from a Portfolio of
Investment-Grade Preferred Securities

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Chairman’s
LETTER TO SHAREHOLDERS

ï Robert P. Bremner ï Chairman of the Board
Dear Shareholders,

I write this letter in a time of continued uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate and extend the course of recovery. At the same time, government officials in the U.S. and abroad have implemented a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to envision that outcome in the current environment.

As you will read in this report, the continuing financial and economic problems are weighing heavily on the values of equities, real estate and fixed-income assets, and unfortunately the performance of your Nuveen Fund has been similarly affected. In addition to the financial statements, I hope that you will carefully review the Portfolio Managers’ Comments, the Common Share Distribution and Share Price Information and the Performance Overview sections of this report. These comments highlight the managers’ pursuit of investment strategies that depend on thoroughly researched securities, diversified portfolio holdings and well established investment disciplines to achieve your Fund’s investment goals. The Fund Board believes that a consistent focus on long-term investment goals provides the basis for successful investment over time and we monitor your Fund with that objective in mind.

Nuveen continues to work on resolving the auction rate preferred shares situation, but the unsettled conditions in the credit markets have slowed progress. Nuveen is actively pursuing a number of solutions, all with the goal of providing liquidity for preferred shareholders while preserving the potential benefits of leverage for common shareholders. We appreciate the patience you have shown as we have worked through the many issues involved. Please consult the Nuveen website: www.nuveen.com, for the most recent information.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
February 23, 2009

 Portfolio Managers’ COMMENTS

Nuveen Investments Closed-End Funds	JTP, JPS, JHP

The Nuveen Quality Preferred Income Funds are sub-advised by a team of specialists at Spectrum Asset Management, Inc., an affiliate of Principal Capitalsm. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 75 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about their management strategy and the performance of each Fund for the twelve-month period ended December 31, 2008.

WHAT WERE THE GENERAL ECONOMIC CONDITIONS AND MARKET TRENDS DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

The period was dominated by fears of an economic recession, triggered or exacerbated by several significant developments. The cascading effects of sub-prime mortgage defaults, constrained liquidity in the capital markets and limited lending by many financial institutions caused many investors to seek refuge in U.S. Treasury securities. These events forced some financial firms to merge, restructure or go out of business. At the same time, the U.S. government essentially took over Fannie Mae and Freddie Mac, and also intervened on behalf of the giant insurer AIG. By the end of 2008, the U.S. Treasury had disbursed approximately $350 billion of capital to financial institutions and others under the Troubled Assets Relief Program, with indications that a like amount would be distributed in 2009.

Another indicator of economic weakness was the U.S. unemployment rate, which soared to 7.2% as of December 31, 2008, compared with 4.9% one year earlier. Practically all segments of the economy showed signs of slowing by the end of the period. During the third quarter of 2008, gross domestic product contracted to an annual rate of 0.5%, the biggest decrease since 2001. Preliminary reports for the fourth quarter showed a contraction of 3.8%, the worst showing in more than 25 years. This was mainly the result of the first decline in consumer spending since 1991 and an 18% drop in residential investment. Fortunately, inflation was not a significant factor as the Consumer Price Index rose just 0.1% in 2008. The Federal Reserve cut the widely followed short-term fed funds rate seven times during 2008, lowering the rate from 4.25% to 0-0.25% as of year end.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

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The financial services sector volatility caused by the sub-prime mortgage crisis and the subsequent liquidity crisis and credit concerns severely impacted the preferred securities market over this period. Over 70% of preferred securities come from issuers in the financial services sector, and many of these issues experienced rapid and unprecedented price declines, especially in the second half of the year. There was a significant discrepancy in performance between the $25 par preferred sector and the $1,000 par hybrid sector during the year. While the Merrill Lynch $25 par Preferred Stock, Hybrid Securities index returned -9.0% during the twelve-month period ended December 31, 2008, the Barclays Capital $1,000 par USD Capital Securities index returned -18.6%. Interestingly, after the first nine months of the year, the total return of the $25 par and $1,000 par indices were only 200 basis points apart. It was during the fourth quarter that the $25 par sector outperformed significantly. The difference, in our opinion, was due primarily to liquidity concerns. While the $25 par preferred securities universe is exchange-traded, the $1,000 par universe is exclusively traded over-the-counter. As investors gained confidence in the financial services sector, and specifically comfortable with subordination risk in financial services, the bias was to acquire exposure through the more liquid $25 par exchange-traded structure.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THIS REPORTING PERIOD?

As noted, the volatility caused by the sub-prime mortgage crisis and general illiquidity in the credit markets severely impacted preferred securities during this period. As a result, our main focus was to moderate concentration risk, and therefore we reduced credit exposure to the brokerage, regional bank and monoline insurance sectors. Although new issuance was heavy, market liquidity was extremely limited which also put downward pressure on the secondary market prices. Nonetheless, we did find a few opportunities to sell some holdings and reinvest the proceeds into deeper discount or better structured capital securities. We sold Bank of America, JPMorgan and Wells Fargo $25 par preferreds that were currently callable and trading above $24, and replaced them with deeper discount issues that had higher yields and, we believed, had better long-term potential. We also we were able to reduce the Funds’ exposure to Countrywide by 22% when prices improved after Bank of America acquisition.

While we could not shelter the Funds’ holdings from the steep valuation declines experienced by all preferred securities during this period, we did employ several risk management techniques in an effort to protect Fund shareholders from extreme market moves and the impact of leveraging within each Fund. For example, we invested in highly liquid securities such as U.S. Treasuries when the capital risk of being invested 100% in preferred securities became temporarily intolerable.

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HOW DID THE FUNDS PERFORM OVER THIS TWELVE-MONTH PERIOD?
The performance of JTP, JPS and JHP, as well as a comparative index and benchmark, is presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value
For the twelve-month period ended 12/31/2008

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. For additional information, see the individual Performance Overview for your Fund in this report.

	1-Year	5-Year

JTP	-46.97%	-11.81%
JPS	-47.58%	-11.76%
JHP	-48.00%	-12.25%
Barclays Capital Aggregate Bond Index[1]	5.24%	4.65%
Comparative Benchmark[2]	-20.86%	-4.65%

The past calendar year proved to be a poor time to own preferred securities, as can be seen by comparing the performance of the Funds and their benchmark with the Barclays Capital Aggregate Bond Index. The Barclays Capital index often is used as one measure of bond market performance, and it covers a much more varied and comprehensive group of securities than the specific types in which these Funds invest. The Funds do not attempt to track the performance of this index, which is shown as a general reference only.

1. The Barclays Capital Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

2. Comparative benchmark performance is a blended return consisting of: 1) 55% of the Merrill Lynch Preferred Stock Hybrid Securities Index, an unmanaged index of investment-grade, exchange traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity; and 2) 45% of the Barclays Capital Tier 1 Capital Securities Index, an unmanaged index that includes securities that can generally be viewed as hybrid fixed-income securities that either receive regulatory capital treatment or a degree of “equity credit” from a rating agency.

The Funds also significantly underperformed their unmanaged, unleveraged benchmark. There were several reasons for these relatively poor returns. First, most of the relative underperformance, compared to the benchmark, was due to the Funds’ use of financial leverage (see below).

Additionally, the Funds’ returns also were negatively impacted by the sale of securities in a very weak and challenging market environment in order to accommodate the redemption of a portion of each Fund’s auction rate preferred securities. This decision to redeem some auction rate preferred shares and replace them with borrowings, which the Funds’ adviser believed was in the best long-term interests of both common and preferred shareholders, led the Funds to sell holdings that could attract buyers despite the adverse market conditions. After these sales, the Funds’ remaining securities were likely to have a greater tendency to react negatively in the continued volatile market conditions.

Sector and security selection also hurt the Funds’ relative performance. All three Funds held high concentrations of preferred securities issued by commercial banks, insurance companies and others in the financial services sector. Generally, these issues performed poorly over the period. The Funds owned small positions in Fannie Mae and Freddie Mac when these entities went into federal conservatorship. We were able to reduce our Washington Mutual position, but continued to own some securities issued by that institution when it went into receivership. We also owned a small position of Lehman Brothers securities when that firm went into bankruptcy. All of these small positions, while reduced from their size at the beginning of 2008, contributed to each Fund’s relatively poor performance.

Not all the news was negative. On the positive side, we avoided Bear Stearns completely and were able to reduce positions in Capital One, Pulte Homes, National City Bank, Royal Bank of Scotland, Merrill Lynch, and Morgan Stanley, thereby avoiding some of the losses experienced by the securities issued by each of these firms.

IMPACT OF THE FUNDS CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

In this generally unfavorable investment environment, the most significant factor impacting the returns of the Funds relative to the comparative benchmark was the Funds’ use of financial

6

leverage. The Funds use leverage because their adviser believes that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional risk — especially when market conditions are as unfavorable as they were during this period. As the prices of most securities held by the Funds declined during the year, the negative impact of these valuation changes on common share net asset value and common shareholder total return was magnified by the use of leverage.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED SECURITIES MARKETS

As noted in the last shareholder report, beginning in February 2008, more shares were submitted for sale in the regularly scheduled auctions for the auction rate preferred shares issued by these Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many or all of the Funds’ auction rate preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction rate preferred shares did not lower the credit quality of these shares, and auction rate preferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the auction rate preferred shares.

These developments generally have not affected the portfolio management or investment policies of these Funds. However, one continuing implication for common shareholders of these auction failures is that the Funds’ cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds’ future common share earnings may be lower than they otherwise might have been.

As noted in the last shareholder report, the Funds’ Board of Trustees has authorized a program to redeem portions of each Fund’s FundPreferred shares and replace those shares in each Fund’s capital structure with borrowings.

As of December 31, 2008, JTP, JPS and JHP had redeemed and/or noticed for redemption $375,125,000, $670,000,000 and $147,900,000, respectively, FundPreferred shares, (85.3%, 83.8% and 89.1%, respectively, of their original outstanding FundPreferred shares of $440,000,000, $800,000 and $166,000,000, respectively), and had $64,875,000, $130,000,000 and $18,100,000, respectively, FundPreferred shares still outstanding. While the Funds’ Board and management continue to work to resolve this situation, the Funds cannot provide any assurance on when the remaining outstanding FundPreferred shares might be redeemed.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

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Common Share
Distribution and Share Price
INFORMATION

The information below regarding your Fund’s distributions is current as of December 31, 2008, and likely will vary over time based on each Fund’s investment activities and portfolio investment value changes.

All three Funds reduced their monthly distributions to common shareholders three times over the course of 2008. Some of the factors affecting these distributions are summarized below.

The Funds employed financial leverage through the issuance of FundPreferred shares and borrowings. Financial leverage provides the potential for higher earnings (net investment income), total returns and distributions over time, but — as noted earlier — also increases the variability of common shareholders’ net asset value per share in response to changing market conditions. Over the reporting period, the impact of financial leverage on the Funds’ net asset value per share contributed positively to the income return and detracted from the price return. The overall impact of financial leverage detracted from the Funds’ total return.

During certain periods, the Funds may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Funds during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of earnings, the excess constitutes negative UNII that is likewise reflected in a Funds’ NAV. As of December 31, 2008, JTP had a positive UNII balance for financial statement purposes and a zero balance for tax purposes. JPS had positive UNII balances for both financial statement and tax purposes. JHP had a negative UNII balance for financial statement purposes and a zero balance for tax purposes.

8

The following table provides information regarding each Fund’s common share distributions and total return performance for the fiscal year ended December 31, 2008. This information is intended to help you better understand whether the Funds’ returns for the specified time period were sufficient to meet each Fund’s distributions.

As of 12/31/08 (Common Shares)	JTP	JPS	JHP

Inception date	6/25/02	9/24/02	12/18/02
Calendar year ended December 31, 2008:
Per share distribution:
From net investment income	$0.90	$0.97	$0.90
From short-term capital gains	0.00	0.00	0.00
From long-term capital gains	0.00	0.00	0.00
From return of capital	0.01	0.00	0.02

Total per share distribution	$0.91	$0.97	$0.92

Distribution rate on NAV	17.33%	17.90%	17.90%

Annualized total returns:
1-Year on NAV	−46.97%	−47.58%	−48.00%
5-Year on NAV	−11.81%	−11.76%	−12.25%
Since inception on NAV	−6.74%	−6.47%	−8.01%

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

The Funds’ Board of Trustees approved an open-market share repurchase program on July 30, 2008, under which each Fund may repurchase up to 10% of its outstanding common shares. As of December 31, 2008, the Funds had not yet repurchased any of their common shares.

As of December 31, 2008, the Funds’ shares were trading relative to their common share NAVs as shown in the accompanying table:

	12/31/08	12-Month Average
	Discount	Discount

JTP	−7.43%	−7.23%
JPS	−7.01%	−6.41%
JHP	−1.17%	−6.13%

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Fund Snapshot
Common Share Price	$4.86

Common Share Net Asset Value	$5.25

Premium/(Discount) to NAV	-7.43%

Current Distribution Rate[1]	16.30%

Net Assets Applicable to Common Shares ($000)	$339,270

Average Annual Total Return
(Inception 6/25/02)
	On Share
	Price	On NAV
1-Year	-47.05%	-46.97%

5-Year	-13.68%	-11.81%

Since Inception	-8.24%	-6.74%

Industries
(as a % of total investments)[2]
Commercial Banks	28.9%

Insurance	22.1%

Real Estate/Mortgage	16.2%

Capital Markets	6.7%

Media	6.0%

Diversified Financial Services	5.1%

Short-Term Investments	1.4%

Other	13.6%

Top Five Issuers
(as a % of total investments)[3]
Firstar Realty LLC	4.2%

Banco Santander Finance	4.1%

Deutsche Bank AG	3.9%

ING Groep N.V.	3.8%

AgFirst Farm Credit Bank	3.3%

JTP Performance OVERVIEW	Nuveen Quality Preferred Income Fund as of December 31, 2008

Portfolio Allocation (as a % of total investments)2

2008 Monthly Distributions Per Common Share

Common Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

2	Excluding investments in derivatives.

3	Excluding short-term investments and investments in derivatives.

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Fund Snapshot
Common Share Price	$5.04

Common Share Net Asset Value	$5.42

Premium/(Discount) to NAV	-7.01%

Current Distribution Rate[1]	16.90%

Net Assets Applicable to Common Shares ($000)	$649,377

Average Annual Total Return
(Inception 9/24/02)
	On Share
	Price	On NAV
1-Year	-47.49%	-47.58%

5-Year	-12.70%	-11.76%

Since Inception	-7.87%	-6.47%

Industries
(as a % of total investments)[2]
Commercial Banks	29.0%

Insurance	20.9%

Real Estate/Mortgage	15.0%

Electric Utilities	6.7%

Diversified Financial Services	6.3%

Media	6.0%

Short-Term Investments	0.7%

Other	15.4%

Top Five Issuers
(as a % of total investments)[3]
Wachovia Corporation	6.3%

ING Groep N.V.	3.7%

Banco Santander Finance	3.2%

Entergy Corporation	3.0%

Deutsche Bank AG	2.9%

JPS Performance OVERVIEW	Nuveen Quality Preferred Income Fund 2 as of December 31, 2008

Portfolio Allocation (as a % of total investments)2

2008 Monthly Distributions Per Common Share

Common Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

2	Excluding investments in derivatives.

3	Excluding short-term investments and investments in derivatives.

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Fund Snapshot
Common Share Price	$5.08

Common Share Net Asset Value	$5.14

Premium/(Discount) to NAV	-1.17%

Current Distribution Rate[1]	14.65%

Net Assets Applicable to Common Shares ($000)	$121,870

Average Annual Total Return
(Inception 12/18/02)
	On Share
	Price	On NAV
1-Year	-45.66%	-48.00%

5-Year	-12.75%	-12.25%

Since Inception	-8.63%	-8.01%

Industries
(as a % of total investments)[2]
Commercial Banks	29.5%

Insurance	22.3%

Real Estate/Mortgage	15.0%

Electric Utilities	6.3%

Capital Markets	5.9%

Media	4.0%

Short-Term Investments	2.1%

Other	14.9%

Top Five Issuers
(as a % of total investments)[3]
Wachovia Corporation	5.2%

Deutsche Bank AG	4.7%

Banco Espanol de Credito	3.9%

Entergy Corporation	3.5%

Bank of America Corporation	3.1%

JHP Performance OVERVIEW	Nuveen Quality Preferred Income Fund 3 as of December 31, 2008

Portfolio Allocation (as a % of total investments)2

2008 Monthly Distributions Per Common Share

Common Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

2	Excluding investments in derivatives.

3	Excluding short-term investments and investments in derivatives.

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Report of INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Nuveen Quality Preferred Income Fund
Nuveen Quality Preferred Income Fund 2
Nuveen Quality Preferred Income Fund 3

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 (the “Funds”) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with US generally accepted accounting principles.

Chicago, Illinois
February 26, 2009

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JTP	Nuveen Quality Preferred Income Fund Portfolio of INVESTMENTS
December 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 81.5% (56.6% of Total Investments)

	Capital Markets – 6.6%

174,947	BNY Capital Trust V, Series F	5.950%	A	$3,903,068
1,246,221	Deutsche Bank Capital Funding Trust II	6.550%	A–	18,568,692

	Total Capital Markets			22,471,760
	Commercial Banks – 12.8%

87,400	ASBC Capital I	7.625%	A3	1,745,378
263,325	BAC Capital Trust XII	6.875%	Aa3	5,016,341
153,016	Banco Santander Finance, 144A	6.800%	Aa3	2,907,304
147,402	Banco Santander Finance, 144A	6.500%	A+	2,780,002
84,500	Banesto Holdings, Series A, 144A	10.500%	A1	2,270,938
116,800	CoBank ACB, 144A	7.000%	N/R	5,834,510
46,000	CoBank ACB	11.000%	A	2,431,951
106,276	Credit Suisse Guernsey	7.900%	A–	2,183,972
23,867	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A2	334,138
35,400	M&T Capital Trust IV	8.500%	A3	888,540
50,744	Merrill Lynch Preferred Capital Trust III	7.000%	A3	855,544
18,030	Merrill Lynch Preferred Capital Trust IV	7.120%	A3	301,462
123,100	Merrill Lynch Preferred Capital Trust V	7.280%	A3	2,129,630
321,341	National City Capital Trust II	6.625%	A2	5,912,674
200,000	PFCI Capital Corporation	7.750%	A–	3,693,760
80,044	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	728,400
156,950	Zions Capital Trust B	8.000%	Baa1	3,454,470

	Total Commercial Banks			43,469,014
	Diversified Financial Services – 6.0%

118,478	Citigroup Capital Trust VIII	6.950%	A3	2,029,528
869,658	ING Groep N.V.	7.200%	A	11,566,451
530,100	ING Groep N.V.	7.050%	A	6,732,270

	Total Diversified Financial Services			20,328,249
	Diversified Telecommunication Services – 0.6%

13,300	BellSouth Capital Funding (CORTS)	7.120%	A	330,006
74,635	BellSouth Corporation (CORTS)	7.000%	A	1,572,000
9,794	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	215,566

	Total Diversified Telecommunication Services			2,117,572
	Electric Utilities – 5.9%

96,505	Entergy Louisiana LLC	7.600%	A–	2,340,246
65,925	FPL Group Capital Inc.	6.600%	BBB+	1,595,385
61,920	Georgia Power Company	6.000%	A	1,515,802
29,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	566,990
85,965	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	1,884,353
90,600	PPL Energy Supply LLC	7.000%	BBB	2,246,880
396,642	Xcel Energy Inc.	7.600%	BBB–	9,888,285

	Total Electric Utilities			20,037,941
	Food Products – 0.5%

29,900	Dairy Farmers of America Inc., 144A	7.875%	BBB–	1,744,480
	Insurance – 19.8%

900,354	Aegon N.V.	6.375%	A–	8,850,480
9,900	Arch Capital Group Limited, Series B	7.875%	BBB–	198,198
499,612	Arch Capital Group Limited	8.000%	BBB–	9,932,287
319,700	Berkley WR Corporation, Capital Trust II	6.750%	BBB–	5,802,555
217,000	Delphi Financial Group, Inc.	8.000%	BBB+	3,100,930
229,800	Delphi Financial Group, Inc.	7.376%	BBB–	2,803,560
621,204	EverestRe Capital Trust II	6.200%	Baa1	10,305,774

14

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)

3,875	Financial Security Assurance Holdings	6.250%	A+	$30,031
224,620	Markel Corporation	7.500%	BBB	5,009,026
282,199	PartnerRe Limited, Series C	6.750%	BBB+	5,361,781
49,639	PartnerRe Limited, Series D	6.500%	BBB+	882,581
48,400	PLC Capital Trust III	7.500%	BBB+	643,236
394,542	PLC Capital Trust IV	7.250%	BBB+	5,523,588
25,718	Prudential Financial Inc.	9.000%	A–	564,253
172,960	Prudential PLC	6.750%	A–	2,362,634
271,702	RenaissanceRe Holdings Limited	6.600%	BBB–	4,510,253
64,600	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,172,490

	Total Insurance			67,053,657
	IT Services – 0.2%

23,900	Vertex Industries Inc. (PPLUS)	7.625%	A	566,191
	Media – 8.6%

131,141	CBS Corporation	6.750%	BBB	1,720,570
634,018	Comcast Corporation	7.000%	BBB+	13,948,395
747,738	Viacom Inc.	6.850%	BBB	13,668,650

	Total Media			29,337,615
	Oil, Gas & Consumable Fuels – 2.5%

479,470	Nexen Inc.	7.350%	Baa3	8,366,752
	Pharmaceuticals – 0.2%

18,900	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	400,491
6,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	161,135

	Total Pharmaceuticals			561,626
	Real Estate/Mortgage – 17.2%

27,433	Developers Diversified Realty Corporation	7.500%	BBB–	210,960
47,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB–	411,037
339,147	Developers Diversified Realty Corporation, Series H	7.375%	BBB–	2,584,300
156,200	Duke Realty Corporation, Series L	6.600%	BBB	1,607,298
47,500	Duke Realty Corporation, Series N	7.250%	BBB–	509,200
35,353	First Industrial Realty Trust, Inc., Series J	7.250%	BBB–	353,530
40,000	Harris Preferred Capital Corporation, Series A	7.375%	A1	652,000
568,339	HRPT Properties Trust, Series B	8.750%	BBB–	7,018,987
557,887	Kimco Realty Corporation, Series G	7.750%	Baa2	10,041,966
92,378	Prologis Trust, Series G	6.750%	BB	1,302,530
423,563	PS Business Parks, Inc.	7.000%	BB+	7,094,680
52,970	PS Business Parks, Inc., Series I	6.875%	BBB–	823,684
12,615	Public Storage, Inc.	6.750%	Baa1	246,749
27,022	Public Storage, Inc., Series C	6.600%	BBB	486,396
4,800	Public Storage, Inc., Series E	6.750%	BBB+	88,320
50,267	Public Storage, Inc., Series F	6.450%	BBB+	964,624
345,700	Public Storage, Inc., Series V	7.500%	BBB	7,436,007
107,100	Public Storage, Inc., Series Y	6.850%	BBB+	1,981,350
70,700	Realty Income Corporation	7.375%	BBB–	1,348,956
104,500	Realty Income Corporation, Series E	6.750%	BBB–	1,838,155
10,155	Regency Centers Corporation	7.250%	BBB+	181,267
269,182	Wachovia Preferred Funding Corporation	7.250%	A–	5,426,709
378,802	Weingarten Realty Investors, Series F	6.500%	Baa3	5,909,311
2,100	Weingarten Realty Trust, Series E	6.950%	A–	30,975

	Total Real Estate/Mortgage			58,548,991
	Wireless Telecommunication Services – 0.6%

109,101	United States Cellular Corporation	8.750%	Baa2	2,018,369

	Total $25 Par (or similar) Preferred Securities (cost $405,036,991)			276,622,217

15

JTP	Nuveen Quality Preferred Income Fund (continued) Portfolio of INVESTMENTS December 31, 2008

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 2.0% (1.4% of Total Investments)

	Commercial Banks – 2.0%

$8,600	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	A1	$6,698,136

$8,600	Total Corporate Bonds (cost $9,384,090)				6,698,136

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 53.3% (37.0% of Total Investments)

	Capital Markets – 3.0%

3,430	C.A. Preferred Funding Trust	7.000%	1/30/49	Aa3	$1,814,820
11,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	4,519,940
1,900	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	1,579,215
2,000	Schwab Capital Trust I	7.500%	11/15/37	A3	1,001,894
2,200	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	1,329,566

	Total Capital Markets				10,245,435

	Commercial Banks – 26.8%

4,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA–	4,009,448
17,900	Abbey National Capital Trust I	8.963%	6/30/50	A+	14,119,340
18,600	AgFirst Farm Credit Bank	8.393%	12/15/16	A	13,503,414
2,500	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,450,555
1,500	Bank One Capital III	8.750%	9/01/30	Aa3	1,480,800
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,240,415
6,900	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	3,388,818
2,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	1,012,460
1,800	BBVA International Unipersonal	5.919%	4/18/58	Aa3	717,293
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,426,506
6,400	HBOS PLC, 144A	6.413%	4/01/49	A1	2,486,182
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	9,511,270
3,000	HT1 Funding, GmbH	6.352%	6/30/57	A–	1,355,298
1,840	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	1,700,427
13,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	5,952,778
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	1,513,148
700	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	330,198
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,222,958
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,063,493
9,400	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	1,962,250
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,407,130
2,600	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	958,841
2,950	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	1,322,736
6,100	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	4,027,299
4,700	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	1,798,648
800	Union Bank of Norway	7.068%	11/19/49	A	945,901

	Total Commercial Banks				90,907,606
	Diversified Financial Services – 1.4%

3,500	Fulton Capital Trust I	6.290%	2/01/36	A3	1,603,161
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	3,043,250

	Total Diversified Financial Services				4,646,411
	Diversified Telecommunication Services – 2.1%

11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	7,252,734
	Insurance – 12.0%

2,000	American General Capital ll	8.500%	7/01/30	Baa1	841,156
11,550	AXA S.A., 144A	6.463%	12/14/49	BBB+	5,052,305
5,500	Great West Life and Annuity Capital I	6.625%	11/15/34	A–	4,672,025
3,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A–	2,079,238
6,000	Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	3,163,050
2,000	MetLife Capital Trust IV	7.875%	12/15/67	BBB+	1,257,222

16

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)

1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	$636,304
4,100	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	1,841,306
6,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	2,449,987
6,100	Progressive Corporation	6.700%	6/15/67	A2	3,002,512
3,100	Prudential Financial Inc.	8.875%	6/15/68	A–	1,999,779
2,000	Prudential PLC	6.500%	6/29/49	A–	881,498
10,200	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	5,770,976
22,000	XL Capital, Limited	6.500%	10/15/57	BBB–	5,064,510
5,000	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	2,052,475

	Total Insurance				40,764,343
	Real Estate – 6.1%

2,000	CBG Florida REIT Corporation	7.114%	11/15/49	Ba1	326,208
19	Firstar Realty LLC, 144A	8.875%	12/31/50	Aa3	20,205,310

	Total Real Estate				20,531,518
	Road & Rail – 1.4%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	4,798,055
	Thrifts & Mortgage Finance – 0.5%

2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A2	1,108,000
800	Onbank Capital Trust I	9.250%	2/01/27	A3	638,271
8,667	Washington Mutual Preferred Funding Cayman, Series A-1, 144A (3)	7.250%	3/15/49	C	6,067
2,906	Washington Mutual Preferred Funding Trust II (3)	6.665%	3/15/57	C	2,034

	Total Thrifts & Mortgage Finance				1,754,372

	Total Capital Preferred Securities (cost $345,259,000)				180,900,474

Shares	Description (1)				Value
	Investment Companies – 4.2% (2.9% of Total Investments)

136,494	Blackrock Preferred and Corporate Income Strategies Fund				$827,154
466,948	Blackrock Preferred Income Strategies Fund				3,039,831
72,510	Blackrock Preferred Opportunity Trust				540,200
576,361	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				4,466,798
126,201	Flaherty and Crumrine/Claymore Total Return Fund Inc.				1,015,918
405,712	John Hancock Preferred Income Fund III				4,466,889

	Total Investment Companies (cost $35,463,124)				14,356,790

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 1.1% (0.7% of Total Investments)

$2,000	U.S. Treasury Notes (4)	3.625%	10/31/09	AAA	$2,053,282
1,500	U.S. Treasury Notes (4)	3.125%	11/30/09	AAA	1,537,677

$3,500	Total U.S. Government and Agency Obligations (cost $3,555,203)				3,590,959

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.0% (1.4% of Total Investments)

$6,765	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/08, repurchase price $6,764,657, collateralized by $4,320,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $6,902,496	0.010%	1/02/09		$6,764,653

	Total Short-Term Investments (cost $6,764,653)				6,764,653

	Total Investments (cost $805,463,061) – 144.1%				488,933,229

	Borrowings – (25.5)% (5), (6)				(86,500,000)

	Other Assets Less Liabilities – 0.5%				1,712,015

	FundPreferred Shares, at Liquidation Value – (19.1)% (5)				(64,875,000)

	Net Assets Applicable to Common Shares – 100%				$339,270,244

17

JTP	Nuveen Quality Preferred Income Fund (continued) Portfolio of INVESTMENTS December 31, 2008

Investments in Derivatives

Interest Rate Swaps outstanding at December 31, 2008:
		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$110,000,000	Receive	1-Month USD-LIBOR	4.350%	Monthly	8/29/09	$(2,348,600)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	At or subsequent to December 31, 2008, this issue was under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 17.7% and 13.3%, respectively.
(6)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of December 31, 2008, investments with a value of $404,970,940 have been pledged as collateral for Borrowings.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
SATURNS	Structured Asset Trust Unit Repackaging
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate
See accompanying notes to financial statements.

18

JPS	Nuveen Quality Preferred Income Fund 2 Portfolio of INVESTMENTS
December 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 87.6% (60.6% of Total Investments)

	Capital Markets – 2.8%

8,446	BNY Capital Trust V, Series F	5.950%	A	$188,430
1,221,676	Deutsche Bank Capital Funding Trust II	6.550%	A–	18,202,972

	Total Capital Markets			18,391,402
	Commercial Banks – 11.9%

158,060	ASBC Capital I	7.625%	A3	3,156,458
135,957	BAC Capital Trust XII	6.875%	Aa3	2,589,981
191,045	Banco Santander Finance, 144A	6.800%	Aa3	3,629,855
77,379	Banco Santander Finance, 144A	6.500%	A+	1,459,368
731,000	Banesto Holdings, Series A, 144A	10.500%	A1	19,645,625
12,500	Bank of America Corporation	6.625%	A–	198,750
225,500	CoBank ACB, 144A	7.000%	N/R	11,264,402
82,000	CoBank ACB	11.000%	A	4,335,217
18,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A2	267,096
14,918	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A2	208,852
802	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A2	11,228
70,465	HSBC Finance Corporation	6.875%	AA–	1,448,760
351,101	National City Capital Trust II	6.625%	A2	6,460,258
1,300	National Westminster Bank PLC	7.760%	Aa3	12,870
289,600	PFCI Capital Corporation	7.750%	A–	5,348,564
410,910	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	3,739,281
10,500	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	87,885
55,177	USB Capital Trust XI	6.600%	A+	1,329,766
557,450	Zions Capital Trust B	8.000%	Baa1	12,269,475

	Total Commercial Banks			77,463,691
	Diversified Financial Services – 7.5%

297,541	Citigroup Capital Trust VIII	6.950%	A3	5,096,877
542,251	Deutsche Bank Capital Funding Trust VIII	6.375%	Aa3	9,250,802
1,352,445	ING Groep N.V.	7.200%	A	17,987,519
1,275,155	ING Groep N.V.	7.050%	A	16,194,469

	Total Diversified Financial Services			48,529,667
	Diversified Telecommunication Services – 0.3%

6,896	BellSouth Capital Funding (CORTS)	7.120%	A	171,107
43,200	BellSouth Corporation (CORTS)	7.000%	A	909,900
28,600	Verizon Communications (CORTS)	7.625%	A	692,406

	Total Diversified Telecommunication Services			1,773,413
	Electric Utilities – 9.7%

24,050	Entergy Louisiana LLC	7.600%	A–	583,213
1,167,000	Entergy Mississippi Inc.	7.250%	A–	27,284,459
49,342	FPL Group Capital Inc.	6.600%	BBB+	1,194,076
3,900	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	74,958
246,000	PPL Capital Funding, Inc.	6.850%	Baa2	5,926,140
332,900	PPL Energy Supply LLC	7.000%	BBB	8,255,920
788,782	Xcel Energy Inc.	7.600%	BBB–	19,664,335

	Total Electric Utilities			62,983,101
	Food Products – 0.5%

56,900	Dairy Farmers of America Inc., 144A	7.875%	BBB–	3,319,762
	Insurance – 20.2%

2,229,810	Aegon N.V.	6.375%	A–	21,919,031
988,583	Arch Capital Group Limited	8.000%	BBB–	19,653,030
9,279	Arch Capital Group Limited, Series B	7.875%	BBB–	185,766
720,946	Berkley WR Corporation, Capital Trust II	6.750%	BBB–	13,085,170
659,607	Delphi Financial Group, Inc.	8.000%	BBB+	9,425,784
404,400	Delphi Financial Group, Inc.	7.376%	BBB–	4,933,680
293,300	EverestRe Capital Trust II	6.200%	Baa1	4,865,847
705,850	Financial Security Assurance Holdings	6.250%	A+	5,470,338
501,400	Markel Corporation	7.500%	BBB	11,181,220
657,041	PartnerRe Limited, Series C	6.750%	BBB+	12,483,779
111,100	PLC Capital Trust III	7.500%	BBB+	1,476,519

19

JPS	Nuveen Quality Preferred Income Fund 2 (continued) Portfolio of INVESTMENTS December 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)

451,198	PLC Capital Trust IV	7.250%	BBB+	$6,316,772
58,563	Protective Life Corporation	7.250%	BBB	781,816
322,342	Prudential Financial Inc.	9.000%	A–	7,072,183
330,705	Prudential PLC	6.750%	A–	4,517,430
276,100	RenaissanceRe Holdings Limited	6.600%	BBB–	4,583,260
150,500	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	2,731,575
13,100	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	202,657

	Total Insurance			130,885,857
	IT Services – 0.0%

11,400	Vertex Industries Inc. (PPLUS)	7.625%	A	270,066
	Media – 8.7%

108,363	CBS Corporation	7.250%	BBB	1,520,333
720,678	CBS Corporation	6.750%	BBB	9,455,295
1,234,156	Comcast Corporation	7.000%	BBB+	27,151,431
1,006,640	Viacom Inc.	6.850%	BBB	18,401,379

	Total Media			56,528,438
	Oil, Gas & Consumable Fuels – 2.2%

811,373	Nexen Inc.	7.350%	Baa3	14,158,459
	Pharmaceuticals – 0.0%

5,000	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	105,950
5,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	143,782

	Total Pharmaceuticals			249,732
	Real Estate/Mortgage – 21.4%

51,867	Developers Diversified Realty Corporation	7.500%	BBB–	398,857
636,813	Developers Diversified Realty Corporation, Series G	8.000%	BBB–	5,533,905
73,608	Developers Diversified Realty Corporation, Series H	7.375%	BBB–	560,893
207,800	Duke Realty Corporation, Series K	6.500%	BBB	2,078,000
302,600	Duke Realty Corporation, Series L	6.600%	BBB	3,113,754
19,301	Duke Realty Corporation, Series O	8.375%	BBB–	277,162
3,100	Duke-Weeks Realty Corporation	6.625%	Baa2	31,217
2,831	First Industrial Realty Trust, Inc., Series J	7.250%	BBB–	28,310
1,035,665	HRPT Properties Trust, Series B	8.750%	BBB–	12,790,463
49,980	HRPT Properties Trust, Series C	7.125%	BBB–	504,798
81,000	Kimco Realty Corporation, Series F	6.650%	BBB+	1,206,900
804,130	Kimco Realty Corporation, Series G	7.750%	Baa2	14,474,340
89,050	Prologis Trust, Series G	6.750%	BB	1,255,605
725,214	PS Business Parks, Inc.	7.000%	BB+	12,147,335
111,000	PS Business Parks, Inc., Series I	6.875%	BBB–	1,726,050
77,300	PS Business Parks, Inc., Series K	7.950%	Baa3	1,428,504
6,300	PS Business Parks, Inc., Series O	7.375%	Baa3	107,100
34,085	Public Storage, Inc.	6.750%	Baa1	666,703
148,367	Public Storage, Inc., Series C	6.600%	BBB	2,670,606
41,400	Public Storage, Inc., Series E	6.750%	BBB+	761,760
56,999	Public Storage, Inc., Series F	6.450%	BBB+	1,093,811
20,130	Public Storage, Inc., Series H	6.950%	BBB+	393,743
139,500	Public Storage, Inc., Series V	7.500%	BBB	3,000,645
67,600	Public Storage, Inc., Series Y	6.850%	BBB+	1,250,600
137,300	Realty Income Corporation	7.375%	BBB–	2,619,684
451,958	Realty Income Corporation, Series E	6.750%	BBB–	7,949,941
189,045	Regency Centers Corporation	7.450%	BBB	3,402,810
222,936	Regency Centers Corporation	7.250%	BBB+	3,979,408
2,212,792	Wachovia Preferred Funding Corporation	7.250%	A–	44,609,887
413,568	Weingarten Realty Investors, Series F	6.500%	Baa3	6,451,662
158,600	Weingarten Realty Trust, Series E	6.950%	A–	2,339,351

	Total Real Estate/Mortgage			138,853,804
	Wireless Telecommunication Services – 2.4%

838,759	United States Cellular Corporation	8.750%	Baa2	15,517,042

	Total $25 Par (or similar) Preferred Securities (cost $828,724,357)			568,924,434

20

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 0.5% (0.3% of Total Investments)

		Commercial Banks – 0.5%

$4,400		Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	A1	$3,426,953

$4,400		Total Corporate Bonds (cost $4,838,205)				3,426,953

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 50.2% (34.7% of Total Investments)

		Capital Markets – 2.7%

21,190		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	$8,401,538
3,600		MUFG Capital Finance 2	4.850%	7/25/56	BBB+	2,992,198
3,000		Schwab Capital Trust I	7.500%	11/15/37	A3	1,502,841
7,900		UBS Preferred Funding Trust I	8.622%	10/29/49	A1	4,774,349

		Total Capital Markets				17,670,926

		Commercial Banks – 29.5%

10,000		AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA–	10,023,620
31,655		Abbey National Capital Trust I	8.963%	6/30/50	A+	24,969,146
23,400		AgFirst Farm Credit Bank	8.393%	12/15/16	A	16,988,166
7,100		AgFirst Farm Credit Bank	7.300%	12/15/53	A	6,959,576
3,900		Bank One Capital III	8.750%	9/01/30	Aa3	3,850,080
4,500		BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	3,721,244
34,700		Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	17,042,315
1,000		Barclays Bank PLC	7.434%	12/15/57	Aa3	506,230
3,600		BBVA International Unipersonal	5.919%	4/18/58	Aa3	1,434,586
6,250		Credit Agricole, S.A.	6.637%	5/29/49	Aa3	2,802,500
1,500		First Empire Capital Trust I	8.234%	2/01/27	A3	1,085,327
1,500		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,426,506
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A2	14,093,477
10,900		HBOS PLC, Series 144A	6.413%	4/01/49	A1	4,234,279
4,650		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	3,796,344
6,000		HT1 Funding, GmbH	6.352%	6/30/57	A–	2,710,596
4,300		JPM Chase Capital XXV	6.800%	10/01/37	Aa3	3,973,824
25,000		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	11,447,650
8,000		KeyCorp Capital III	7.750%	7/15/29	A3	6,052,592
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	3,682,888
10,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	4,717,110
2,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,222,958
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	3,686,168
12,000		Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	10,247,580
22,700		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	4,738,625
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,407,130
5,650		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	2,533,375
13,600		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	8,978,897
9,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	3,444,219
1,500		Union Bank of Norway	7.068%	11/19/49	A	1,773,564
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	4,845,000

		Total Commercial Banks				191,395,572
		Diversified Financial Services – 1.6%

6,800		Fulton Capital Trust I	6.290%	2/01/36	A3	3,114,713
17,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	7,238,000

		Total Diversified Financial Services				10,352,713
		Diversified Telecommunication Services – 3.0%

30		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	19,501,797
		Insurance – 10.1%

28,000		American General Institutional Capital, 144A	8.125%	3/15/46	Baa1	11,216,520
2,200		AXA S.A., 144A	6.463%	12/14/49	BBB+	962,344
10,700		AXA-UAP	8.600%	12/15/30	A–	7,019,093
6,600		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A–	3,611,309
1,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	527,175
1,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	449,412
3,500		MetLife Capital Trust IV	7.875%	12/15/67	BBB+	2,200,139
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	545,404

21

JPS	Nuveen Quality Preferred Income Fund 2 (continued) Portfolio of INVESTMENTS December 31, 2008

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)

6,400	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	$2,874,234
12,300	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	4,636,128
15,600	Progressive Corporation	6.700%	6/15/67	A2	7,678,554
6,200	Prudential Financial Inc.	8.875%	6/15/68	A–	3,999,558
2,850	Prudential PLC	6.500%	6/29/49	A–	1,256,135
18,100	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	10,240,654
28,900	XL Capital, Limited	6.500%	10/15/57	BBB–	6,652,925
3,800	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	1,559,881

	Total Insurance				65,429,465
	Real Estate – 0.4%

15,000	CBG Florida REIT Corporation	7.114%	11/15/49	Ba1	2,446,560
	Road & Rail – 1.4%

14,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	9,091,051
	Thrifts & Mortgage Finance – 1.5%

12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	Aa3	9,884,993
1,300	MM Community Funding Trust I Limited	9.480%	6/15/31	B1	65,000
21,347	Washington Mutual Preferred Funding Cayman, Series A-1, 144A (4)	7.250%	3/15/49	C	14,942
11,433	Washington Mutual Preferred Funding Trust II (4)	6.665%	3/15/57	C	8,002

	Total Thrifts & Mortgage Finance				9,972,937

	Total Capital Preferred Securities (cost $686,571,933)				325,861,021

Shares	Description (1)				Value
	Investment Companies – 4.1% (2.9% of Total Investments)

196,879	Blackrock Preferred and Corporate Income Strategies Fund				$1,193,087
958,254	Blackrock Preferred Income Strategies Fund				6,238,234
251,152	Blackrock Preferred Opportunity Trust				1,871,082
1,089,979	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				8,447,337
126,196	Flaherty and Crumrine/Claymore Total Return Fund Inc.				1,015,878
738,065	John Hancock Preferred Income Fund III				8,126,095

	Total Investment Companies (cost $67,187,484)				26,891,713

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 1.1% (0.8% of Total Investments)

$7,000	U.S. Treasury Notes (5)	1.500%	10/31/10	AAA	$7,106,645

$7,000	Total U.S. Government and Agency Obligations (cost $7,014,635)				7,106,645

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 1.1% (0.7% of Total Investments)

$6,880	State Street Euro Dollar Time Deposit	0.010%	1/02/09		$6,880,053

	Total Short-Term Investments (cost $6,880,053)				6,880,053

	Total Investments (cost $1,601,216,667) – 144.6%				939,090,819

	Borrowings – (25.4)% (6), (7)				(165,200,000)

	Other Assets Less Liabilities – 0.8%				5,486,305

	FundPreferred Shares, at Liquidation Value – (20.0)% (6)				(130,000,000)

	Net Assets Applicable to Common Shares – 100%				$649,377,124

22

Investments in Derivatives

Interest Rate Swaps outstanding at December 31, 2008:
		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$200,000,000	Receive	1-Month USD-LIBOR	3.910%	Monthly	11/06/09	$(4,813,203)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Principal Amount (000) rounds to less then $1,000.
(4)	At or subsequent to December 31, 2008, this issue was under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 17.6% and 13.8%, respectively.
(7)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of December 31, 2008, investments with a value of $649,413,851 have been pledged as collateral for Borrowings.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate
See accompanying notes to financial statements.

23

JHP	Nuveen Quality Preferred Income Fund 3 Portfolio of INVESTMENTS
December 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 94.3% (66.5% of Total Investments)

	Capital Markets – 6.5%

534,395	Deutsche Bank Capital Funding Trust II	6.550%	A–	$7,962,486

	Commercial Banks – 22.3%

30,100	ASBC Capital I	7.625%	A3	601,097
276,563	BAC Capital Trust XII	6.875%	Aa3	5,268,525
141,701	Banco Santander Finance, 144A	6.800%	Aa3	2,692,319
12,512	Banco Santander Finance, 144A	6.500%	A+	235,976
246,100	Banesto Holdings, Series A, 144A	10.500%	A1	6,613,938
44,500	CoBank ACB, 144A	7.000%	N/R	2,222,909
16,000	CoBank ACB	11.000%	A	845,896
11,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A2	166,600
1,998	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A2	27,972
119,502	HSBC Finance Corporation	6.875%	AA–	2,456,961
35,576	Merrill Lynch Preferred Capital Trust III	7.000%	A3	599,811
4,676	Merrill Lynch Preferred Capital Trust IV	7.120%	A3	78,183
40,208	Merrill Lynch Preferred Capital Trust V	7.280%	A3	695,598
100,278	National City Capital Trust II	6.625%	A2	1,845,115
13,160	PNC Capital Trust	6.125%	A2	278,334
51,521	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	468,841
21,824	Wells Fargo Capital Trust VII	5.850%	Aa2	453,939
71,500	Zions Capital Trust B	8.000%	Baa1	1,573,715

	Total Commercial Banks			27,125,729
	Diversified Financial Services – 1.2%

113,800	ING Groep N.V.	7.050%	A	1,445,260
	Diversified Telecommunication Services – 2.7%

97,610	AT&T Inc.	6.375%	A	2,434,393
2,800	BellSouth Capital Funding (CORTS)	7.120%	A	69,475
4,600	BellSouth Corporation (CORTS)	7.000%	A	96,888
26,600	Verizon Communications (CORTS)	7.625%	A	643,986

	Total Diversified Telecommunication Services			3,244,742
	Electric Utilities – 9.0%

50,000	Entergy Louisiana LLC	7.600%	A–	1,212,500
199,647	Entergy Mississippi Inc.	7.250%	A–	4,667,747
14,800	FPL Group Capital Inc.	6.600%	BBB+	358,160
400	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	7,688
26,980	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	591,402
33,400	PPL Energy Supply LLC	7.000%	BBB	828,320
131,500	Xcel Energy Inc.	7.600%	BBB–	3,278,295

	Total Electric Utilities			10,944,112
	Food Products – 0.5%

11,000	Dairy Farmers of America Inc., 144A	7.875%	BBB–	641,782
	Insurance – 20.3%

358,538	Aegon N.V.	6.375%	A–	3,524,429
191,083	Arch Capital Group Limited	8.000%	BBB–	3,798,730
53,300	Berkley WR Corporation, Capital Trust II	6.750%	BBB–	967,395
139,100	Delphi Financial Group, Inc.	8.000%	BBB+	1,987,739
90,400	Delphi Financial Group, Inc.	7.376%	BBB–	1,102,880
108,767	EverestRe Capital Trust II	6.200%	Baa1	1,804,445
142,875	Financial Security Assurance Holdings	6.250%	A+	1,107,281
173,800	PartnerRe Limited, Series C	6.750%	BBB+	3,302,200
70,443	PLC Capital Trust III	7.500%	BBB+	936,187
41,900	PLC Capital Trust IV	7.250%	BBB+	586,600
248,763	Protective Life Corporation	7.250%	BBB	3,320,986
67,144	Prudential PLC	6.750%	A–	917,187

24

Shares	Description (1)	Coupon		Ratings (2)	Value
	Insurance (continued)

3,300	RenaissanceRe Holdings Limited	6.600%		BBB–	$54,780
73,466	RenaissanceRe Holdings Limited, Series B	7.300%		BBB	1,333,408

	Total Insurance				24,744,247
	Media – 5.6%

58,700	CBS Corporation	6.750%		BBB	770,144
77,500	Comcast Corporation	6.625%		Baa2	1,590,300
247,414	Viacom Inc.	6.850%		BBB	4,522,728

	Total Media				6,883,172
	Oil, Gas & Consumable Fuels – 2.8%

192,900	Nexen Inc.	7.350%		Baa3	3,366,105
	Pharmaceuticals – 0.2%

8,600	Bristol Myers Squibb Company (CORTS)	6.250%		A+	182,234
4,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	118,992

	Total Pharmaceuticals				301,226
	Real Estate/Mortgage – 20.9%

171,200	Developers Diversified Realty Corporation, Series G	8.000%		BBB–	1,487,728
112,900	Duke Realty Corporation, Series L	6.600%		BBB	1,161,741
131,700	Duke Realty Corporation, Series N	7.250%		BBB–	1,411,824
40,634	First Industrial Realty Trust, Inc., Series J	7.250%		BBB–	406,340
141,129	HRPT Properties Trust, Series B	8.750%		BBB–	1,742,943
129,911	HRPT Properties Trust, Series C	7.125%		BBB–	1,312,101
179,636	Kimco Realty Corporation, Series G	7.750%		Baa2	3,233,448
14,500	Prologis Trust, Series G	6.750%		BB	204,450
137,100	PS Business Parks, Inc.	7.000%		BB+	2,296,425
106,300	PS Business Parks, Inc., Series L	7.600%		BBB–	1,881,510
114,120	Public Storage, Inc.	6.750%		Baa1	2,232,187
14,000	Public Storage, Inc., Series H	6.950%		BBB+	273,840
77,300	Public Storage, Inc., Series Y	6.850%		BBB+	1,430,050
31,300	Realty Income Corporation	6.750%		BBB–	550,567
30,772	Regency Centers Corporation	7.450%		BBB	553,896
70,409	Regency Centers Corporation	7.250%		BBB+	1,256,801
40,500	United Dominion Realty Trust	6.750%		Baa3	729,000
87,867	Wachovia Preferred Funding Corporation	7.250%		A–	1,771,399
87,900	Weingarten Realty Investors, Series F	6.500%		Baa3	1,371,240
9,100	Weingarten Realty Trust, Series E	6.950%		A–	134,225

	Total Real Estate/Mortgage				25,441,715
	Wireless Telecommunication Services – 2.3%

152,790	United States Cellular Corporation	8.750%		Baa2	2,826,614

	Total $25 Par (or similar) Preferred Securities (cost $169,751,881)				114,927,190

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 38.5% (27.1% of Total Investments)

	Capital Markets – 1.9%

4,300	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	$1,704,890
700	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	581,816

	Total Capital Markets				2,286,706

	Commercial Banks – 19.6%

1,500	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA–	1,503,543
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,862,422
500	Barclays Bank PLC	7.434%	12/15/57	Aa3	253,115
700	BBVA International Unipersonal	5.919%	4/18/58	Aa3	278,947
4,250	Credit Agricole, S.A.	6.637%	5/29/49	Aa3	1,905,700
1,000	First Empire Capital Trust I	8.234%	2/01/27	A3	723,551
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	475,502
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A2	6,995,212
500	HBOS PLC, 144A	6.413%	4/01/49	A1	194,233
1,000	HT1 Funding, GmbH	6.352%	6/30/57	A–	451,766
2,340	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	2,162,499

25

JHP	Nuveen Quality Preferred Income Fund 3 (continued) Portfolio of INVESTMENTS December 31, 2008

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Commercial Banks (continued)

2,500		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	$1,144,765
2,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	943,422
1,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa1	611,479
3,300		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	688,875
1,200		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	538,062
2,660		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	1,756,167
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	1,413,125

		Total Commercial Banks				23,902,385
		Diversified Financial Services – 1.0%

1,300		Fulton Capital Trust I	6.290%	2/01/36	A3	595,460
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	658,000

		Total Diversified Financial Services				1,253,460
		Diversified Telecommunication Services – 2.8%

5		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	3,391,056
		Insurance – 11.3%

2,300		AXA S.A., 144A	6.463%	12/14/49	BBB+	1,006,087
1,850		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A–	1,012,261
2,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	1,054,350
1,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	449,412
1,000		MetLife Capital Trust IV	7.875%	12/15/67	BBB+	628,611
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	181,801
600		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	269,459
2,400		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	904,610
4,500		Progressive Corporation	6.700%	6/15/67	A2	2,214,968
1,500		Prudential Financial Inc.	8.875%	6/15/68	A–	967,635
500		Prudential PLC	6.500%	6/29/49	A–	220,375
6,000		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	3,394,692
3,000		XL Capital, Limited	6.500%	10/15/57	BBB–	690,615
2,000		ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	820,990

		Total Insurance				13,815,866
		Real Estate – 0.4%

3,000		CBG Florida REIT Corporation	7.114%	11/15/49	Ba1	489,312
		Road & Rail – 1.5%

2,785		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	1,758,235
		Thrifts & Mortgage Finance – 0.0%

3,257		Washington Mutual Preferred Funding Cayman, Series A-1, 144A (4)	7.250%	3/15/49	C	2,280
1,516		Washington Mutual Preferred Funding Trust II (4)	6.665%	3/15/57	C	1,060

		Total Thrifts & Mortgage Finance				3,340

		Total Capital Preferred Securities (cost $97,475,410)				46,900,360

Shares		Description (1)				Value
		Investment Companies – 4.8% (3.4% of Total Investments)

56,844		Blackrock Preferred and Corporate Income Strategies Fund				$344,475
172,099		Blackrock Preferred Income Strategies Fund				1,120,364
33,445		Blackrock Preferred Opportunity Trust				249,165
215,941		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				1,673,543
92,253		Flaherty and Crumrine/Claymore Total Return Fund Inc.				742,637
157,399		John Hancock Preferred Income Fund III				1,732,963

		Total Investment Companies (cost $14,602,886)				5,863,147

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		U.S. Government and Agency Obligations – 1.3% (0.9% of Total Investments)

$500		U.S. Treasury Notes (5)	3.625%	10/31/09	AAA	$513,320
1,000		U.S. Treasury Notes (5)	3.125%	11/30/09	AAA	1,025,118

$1,500		Total U.S. Government and Agency Obligations (cost $1,517,026)				1,538,438

26

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.0% (2.1% of Total Investments)

$3,691	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/08, repurchase price $3,690,763, collateralized by $2,325,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $3,765,338	0.010%	1/02/09	$3,690,761

	Total Short-Term Investments (cost $3,690,761)			3,690,761

	Total Investments (cost $287,037,964) – 141.9%			172,919,896

	Borrowings – (27.1)% (6), (7)			(33,000,000)

	Other Assets Less Liabilities – 0.1%			50,291

	FundPreferred Shares, at Liquidation Value – (14.9)% (6)			(18,100,000)

	Net Assets Applicable to Common Shares – 100%			$121,870,187

Investments in Derivatives

Interest Rate Swaps outstanding at December 31, 2008:
		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$42,000,000	Receive	1-Month USD-LIBOR	3.815%	Monthly	2/06/10	$(1,294,639)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Principal Amount (000) rounds to less than $1,000.
(4)	At or subsequent to December 31, 2008, this issue was under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 19.1% and 10.5%, respectively.
(7)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of December 31, 2008, investments with a value of $143,089,556 have been pledged as collateral for Borrowings.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate
See accompanying notes to financial statements.

27

Statement of ASSETS & LIABILITIES
December 31, 2008

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Assets
Investments, at value (cost $805,463,061, $1,601,216,667 and $287,037,964, respectively)	$488,933,229	$939,090,819	$172,919,896
Cash	45,852	512,215	194,598
Cash equivalents (1)	71,487,794	109,270,267	38,904,686
Receivables:
Dividends	1,141,634	1,713,797	386,741
Interest	3,631,883	7,593,614	1,014,541
Investments sold	235,752	2,327,464	95,578
Other assets	111,239	190,545	34,298

Total assets	565,587,383	1,060,698,721	213,550,338

Liabilities
Borrowings	86,500,000	165,200,000	33,000,000
Unrealized depreciation on interest rate swaps	2,348,600	4,813,203	1,294,639
Payables:
FundPreferred shares noticed for redemption, at liquidation value	71,475,000	109,250,000	38,900,000
FundPreferred shares dividends	1,868	1,328	938
Accrued expenses:
Interest on borrowings	79,279	153,255	28,327
Fees on borrowings	214,213	409,384	71,405
Management fees	345,093	628,736	105,367
Other	478,086	865,691	179,475

Total liabilities	161,442,139	281,321,597	73,580,151

FundPreferred shares, at liquidation value	64,875,000	130,000,000	18,100,000

Net assets applicable to Common shares	$339,270,244	$649,377,124	$121,870,187

Common shares outstanding	64,567,650	119,912,380	23,695,161

Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$5.25	$5.42	$5.14

Net assets applicable to Common shares consist of:

Common shares, $.01 par value per share	$645,677	$1,199,124	$236,952
Paid-in surplus	897,368,229	1,687,005,809	329,142,513
Undistributed (Over-distribution of) net investment income	678,591	77,778	(423,784)
Accumulated net realized gain (loss) from investments, foreign currency and derivative transactions	(240,541,996)	(371,962,775)	(91,672,043)
Net unrealized appreciation (depreciation) of investments, foreign currency and derivative transactions	(318,880,257)	(666,942,812)	(115,413,451)

Net assets applicable to Common shares	$339,270,244	$649,377,124	$121,870,187

Authorized shares:
Common	Unlimited	Unlimited	Unlimited
FundPreferred	Unlimited	Unlimited	Unlimited

(1)	Segragated for the payment of FundPreferred shares.

See accompanying notes to financial statements.

28

Statement of OPERATIONS Year Ended December 31, 2008

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Investment Income
Dividends	$49,569,132	$99,395,389	$19,967,626
Interest	31,366,382	60,769,287	9,086,356

Total investment income	80,935,514	160,164,676	29,053,982

Expenses
Management fees	8,502,464	15,653,759	3,152,236
FundPreferred shares – auction fees	913,822	1,643,020	340,779
FundPreferred shares – dividend disbursing agent fees	28,526	35,257	12,472
Shareholders’ servicing agent fees and expenses	7,430	9,359	1,564
Interest expense on borrowings and amortization of borrowing costs	1,569,163	3,465,342	419,731
Fees on borrowings	214,213	409,384	71,404
Custodian’s fees and expenses	206,016	364,920	85,312
Trustees’ fees and expenses	29,324	53,643	10,286
Professional fees	48,570	97,053	30,871
Shareholders’ reports – printing and mailing expenses	203,460	369,844	79,240
Stock exchange listing fees	22,327	41,817	9,325
Investor relations expense	149,566	281,164	56,422
Other expenses	22,927	46,129	22,289

Total expenses before custodian fee credit and expense reimbursement	11,917,808	22,470,691	4,291,931
Custodian fee credit	(6,274)	(3,961)	(1,534)
Expense reimbursement	(2,021,059)	(4,204,591)	(851,821)

Net expenses	9,890,475	18,262,139	3,438,576

Net investment income	71,045,039	141,902,537	25,615,406

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(204,912,153)	(347,980,366)	(81,640,253)
Futures	117,534	227,966	47,713
Interest rate swaps	(1,561,031)	(1,578,846)	(171,246)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(167,194,675)	(386,808,502)	(55,396,810)
Interest rate swaps	(1,361,524)	(4,394,546)	(1,440,594)

Net realized and unrealized gain (loss)	(374,911,849)	(740,534,294)	(138,601,190)

Distributions to FundPreferred Shareholders
From net investment income	(12,141,296)	(21,928,974)	(4,597,417)

Decrease in net assets applicable to Common shares from distributions to FundPreferred shareholders	(12,141,296)	(21,928,974)	(4,597,417)

Net increase (decrease) in net assets applicable to Common shares from operations	$(316,008,106)	$(620,560,731)	$(117,583,201)

See accompanying notes to financial statements.

29

Statement of CHANGES in NET ASSETS

	Quality Preferred Income (JTP)		Quality Preferred Income 2 (JPS)
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/08	12/31/07	12/31/08	12/31/07
Operations
Net investment income	$71,045,039	$83,315,328	$141,902,537	$159,780,345
Net realized gain (loss) from:
Investments and foreign currency	(204,912,153)	(5,130,916)	(347,980,366)	(558,313)
Futures	117,534	(11,881,039)	227,966	(19,893,208)
Interest rate swaps	(1,561,031)	2,033,771	(1,578,846)	6,499,835
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(167,194,675)	(172,482,310)	(386,808,502)	(330,926,851)
Interest rate swaps	(1,361,524)	(3,782,365)	(4,394,546)	(9,742,683)
Distributions to FundPreferred shareholders:
From net investment income	(12,141,296)	(22,627,872)	(21,928,974)	(40,051,092)
From accumulated net realized gains	—	—	—	(1,169,215)

Net increase (decrease) in net assets applicable to Common shares from operations	(316,008,106)	(130,555,403)	(620,560,731)	(236,061,182)

Distributions to Common Shareholders
From net investment income	(58,051,096)	(59,742,151)	(116,625,002)	(124,716,189)
From accumulated net realized gains	—	—	—	(5,233,037)
Tax return of capital	(736,940)	(6,091,299)	—	(4,179,641)

Decrease in net assets applicable to Common shares from distributions to Common shareholders	(58,788,036)	(65,833,450)	(116,625,002)	(134,128,867)

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	121,817	725,059	437,428	2,923,173

Net increase (decrease) in net assets applicable to Common shares from capital share transactions	121,817	725,059	437,428	2,923,173

Net increase (decrease) in net assets applicable to Common shares	(374,674,325)	(195,663,794)	(736,748,305)	(367,266,876)

Net assets applicable to Common shares at the beginning of year	713,944,569	909,608,363	1,386,125,429	1,753,392,305

Net assets applicable to Common shares at the end of year	$339,270,244	$713,944,569	$649,377,124	$1,386,125,429

Undistributed (Over-distribution of) net investment income at the end of year	$678,591	$193,921	$77,778	$(3,668,866)

See accompanying notes to financial statements.

30

	Quality Preferred Income 3 (JHP)
	Year Ended	Year Ended
	12/31/08	12/31/07
Operations
Net investment income	$25,615,406	$30,839,129
Net realized gain (loss) from:
Investments and foreign currency	(81,640,253)	(4,504,169)
Futures	47,713	(4,429,499)
Interest rate swaps	(171,246)	1,505,963
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(55,396,810)	(63,536,436)
Interest rate swaps	(1,440,594)	(2,319,574)
Distributions to FundPreferred shareholders:
From net investment income	(4,597,417)	(8,630,819)
From accumulated net realized gains	—	—

Net increase (decrease) in net assets applicable to Common shares from operations	(117,583,201)	(51,075,405)

Distributions to Common Shareholders
From net investment income	(21,114,010)	(22,471,014)
From accumulated net realized gains	—	—
Tax return of capital	(566,707)	(2,322,309)

Decrease in net assets applicable to Common shares from distributions to Common shareholders	(21,680,717)	(24,793,323)

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	52,816	409,712

Net increase (decrease) in net assets applicable to Common shares from capital share transactions	52,816	409,712

Net increase (decrease) in net assets applicable to Common shares	(139,211,102)	(75,459,016)

Net assets applicable to Common shares at the beginning of year	261,081,289	336,540,305

Net assets applicable to Common shares at the end of year	$121,870,187	$261,081,289

Undistributed (Over-distribution of) net investment income at the end of year	$(423,784)	$639,113

See accompanying notes to financial statements.

31

Notes to FINANCIAL STATEMENTS

1.	General Information and Significant Accounting Policies
The funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities, including convertible debt securities, and convertible preferred securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. The prices of fixed-income securities and interest rate swap contracts are generally provided by an independent pricing service approved by the Funds’ Board of Trustees. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Short-term investments are valued at amortized cost, which approximates value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At December 31, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Further, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

32

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from US generally accepted accounting principles.

FundPreferred Shares
The Funds have issued and outstanding FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund’s FundPreferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of December 31, 2008, the number of FundPreferred shares outstanding, by Series and in total, for each Fund is as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Number of shares:
Series M	519	780	362
Series T	519	780	—
Series T2	—	650	—
Series W	519	780	—
Series TH	519	780	362
Series TH2	—	650	—
Series F	519	780	—

Total	2,595	5,200	724

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the FundPreferred shares issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many FundPreferred shareholders who wanted to sell their shares in these auctions were unable to do so. FundPreferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions as calculated in accordance with the pre-established terms of the FundPreferred shares.

These developments have generally not affected the portfolio management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds’ cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds’ future Common share earnings may be lower than they otherwise would have been.

As of December 31, 2008, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) have redeemed and/or noticed for redemption $375,125,000, $670,000,000 and $147,900,000 of their outstanding FundPreferred shares at liquidation value, respectively.

Foreign Currency Transactions
Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures options and swap contracts. To the extent that a Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend and interest income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

33

Notes to FINANCIAL STATEMENTS (continued)

The realized and unrealized gains or losses resulting from changes in foreign exchange rates are included in “Net realized gain (loss) from investments and foreign currency” and “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations.

Futures Contracts
Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. During the fiscal year ended December 31, 2008, each Fund invested in futures contracts. As of December 31, 2008, there were no outstanding futures contracts in any of the Funds.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Interest Rate Swap Transactions
Each Fund is authorized to invest in interest rate swap transactions. Each Fund’s use of interest rate swap transactions is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap transactions involve each Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment that is intended to approximate each Fund’s variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily.

Market and Credit Risk
In the normal course of business the Funds invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Funds help manage credit risk by entering into agreements only with counterparties Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments Inc. (“Nuveen”), believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the counterparties. Additionally, all counterparties are required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Funds with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Funds have an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including

34

accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2.	Fair Value Measurements
During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Funds’ investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of December 31, 2008:

Quality Preferred Income (JTP)	Level 1	Level 2	Level 3	Total
Investments	$281,475,624	$207,457,605	$—	$488,933,229
Derivatives*	—	(2,348,600)	—	(2,348,600)

Total	$281,475,624	$205,109,005	$—	$486,584,629

Quality Preferred Income 2 (JPS)	Level 1	Level 2	Level 3	Total
Investments	$563,557,668	$375,533,151	$—	$939,090,819
Derivatives*	—	(4,813,203)	—	(4,813,203)

Total	$563,557,668	$370,719,948	$—	$934,277,616

Quality Preferred Income 3 (JHP)	Level 1	Level 2	Level 3	Total
Investments	$114,098,599	$58,821,297	$—	$172,919,896
Derivatives*	—	(1,294,639)	—	(1,294,639)

Total	$114,098,599	$57,526,658	$—	$171,625,257

*	Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards and swap contracts. See Investments in Derivatives in the Portfolio of Investments.

35

Notes to FINANCIAL STATEMENTS (continued)

3.	Fund Shares

Common Shares
On July 30, 2008, the Funds’ Board of Trustees approved an open-market share repurchase program under which each Fund may repurchase an aggregate of up to approximately 10% of their outstanding Common shares. The Funds did not repurchase any of their Common shares during the fiscal year ended December 31, 2008.

Transactions in Common shares were as follows:

	Quality Preferred		Quality Preferred		Quality Preferred
	Income (JTP)		Income 2 (JPS)		Income 3 (JHP)
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Shares issued to shareholders due to reinvestment of distributions	10,002	52,207	66,681	202,230	4,252	29,874

FundPreferred Shares
Transactions in FundPreferred shares were as follows:

	Quality Preferred				Quality Preferred
	Income (JTP)				Income 2 (JPS)
	Year Ended		Year Ended		Year Ended		Year Ended
	12/31/2008		12/31/2007		12/31/2008		12/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
FundPreferred shares redeemed and/or noticed for redemption:
Series M	3,001	$75,025,000	—	$—	4,020	$100,500,000	—	$—
Series T	3,001	75,025,000	—	—	4,020	100,500,000	—	—
Series T2	—	—	—	—	3,350	83,750,000	—	—
Series W	3,001	75,025,000	—	—	4,020	100,500,000	—	—
Series TH	3,001	75,025,000	—	—	4,020	100,500,000	—	—
Series TH2	—	—	—	—	3,350	83,750,000	—	—
Series F	3,001	75,025,000	—	—	4,020	100,500,000	—	—

Total	15,005	$375,125,000	—	$—	26,800	$670,000,000	—	$—

	Quality Preferred Income 3 (JHP)
	Year Ended		Year Ended
	12/31/2008		12/31/2007
	Shares	Amount	Shares	Amount
FundPreferred shares redeemed and/or noticed for redemption:
Series M	2,958	$73,950,000	—	$ —
Series TH	2,958	73,950,000	—	—

Total	5,916	$147,900,000	—	$ —

36

4.	Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the fiscal year ended December 31, 2008, were as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Purchases:
Investment securities	$172,399,328	$264,250,177	$60,883,012
U.S. Government and agency obligations	51,429,183	61,871,400	41,202,250

Sales and maturities:
Investment securities	449,637,434	739,706,031	174,019,536
U.S. Government and agency obligations	46,608,056	55,850,387	37,947,897

5.	Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At December 31, 2008, the cost of investments was as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Cost of investments	$805,226,852	$1,596,851,133	$286,251,694

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Gross unrealized:
Appreciation	$834,170	$823,174	$103,944
Depreciation	(317,127,793)	(658,583,488)	(113,435,742)

Net unrealized appreciation (depreciation) of investments	$(316,293,623)	$(657,760,314)	$(113,331,798)

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2008, the Funds’ last tax year end, were as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Undistributed net ordinary income *	$ —	$ 4,383,008	$ —
Undistributed net long-term capital gains	—	—	—

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared July 1, 2008 and paid August 1, 2008.

37

Notes to FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the Funds’ tax years ended July 31, 2008 and July 31, 2007, was designated for purposes of the dividends paid deduction as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
July 31, 2008	(JTP)	(JPS)	(JHP)
Distributions from net ordinary income *	$81,814,496	$157,748,595	$30,899,873
Distributions from net long-term capital gains	—	—	—
Tax return of capital	736,940	—	566,707

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
July 31, 2007	(JTP)	(JPS)	(JHP)
Distributions from net ordinary income *	$84,716,262	$168,144,072	$31,830,464
Distributions from net long-term capital gains	—	6,399,646	—
Tax return of capital	6,091,299	4,179,641	2,322,309

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2008, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Expiration:
July 31, 2011	$16,197,046	$—	$ —
July 31, 2015	1,000,781	—	1,054,637
July 31, 2016	14,951,415	19,410,408	8,151,820

Total	$32,149,242	$19,410,408	$9,206,457

The Funds have elected to defer net realized losses from investments incurred from November 1, 2007 through July 31, 2008, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the following fiscal year:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Post-October capital losses	$31,450,620	$37,015,747	$23,098,200

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

6.	Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

38

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

Average Daily Managed Assets	Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For Managed Assets over $2 billion	.6000

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the following table. As of December 31, 2008, the complex-level fee rate was .2000%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily net assets of all Nuveen funds, with such daily net assets to include assets attributable to preferred stock issued by or borrowings such funds (“Managed Assets”) but to exclude assets attributable to investments in other Nuveen funds.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. (“Spectrum”), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Quality Preferred Income’s (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
June 30,		June 30,
2002 *	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

39

Notes to FINANCIAL STATEMENTS (continued)

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2’s (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
September 30,		September 30,
2002 *	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3’s (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
December 31,		December 31,
2002 *	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

7. Borrowing Arrangements
The Funds entered into the borrowing arrangements described below to redeem, along with available cash, its outstanding FundPreferred shares at liquidation value.

Quality Preferred Income (JTP)
On August 15, 2008, Quality Preferred Income (JTP) drew $200 million of its $225 million prime brokerage facility with Credit Suisse Securities (USA) (“Credit Suisse”). On November 5, 2008 the Fund paid down the entire borrowing. For the period August 15, 2008 through November 5, 2008 the average daily balance outstanding and average interest rate on this borrowing arrangement were $88,030,723 and 3.90%, respectively. Interest was charged at LIBOR (London Inter-bank Offered Rate) plus an agreed upon spread. In addition to interest, the Fund also paid a .25% one time arrangement fee of the total borrowing limit which was fully amortized and expensed as of December 31, 2008.

On December 16, 2008, the Fund drew $100 million of its $155 million committed facility agreement with BNP Paribas Prime Brokerage, Inc. (“BNP). As of December 31, 2008, the outstanding balance on this facility was $86,500,000. For the period December 16, 2008 through December 31, 2008, the average daily balance outstanding and average interest rate on this borrowing arrangement were $97,468,750 and 2.47%, respectively. Interest is charged at LIBOR plus an agreed upon spread on the amount borrowed and .60% on the undrawn balance. In addition to interest, the Fund also paid a .15% one time arrangement fee of the total borrowing limit which will be fully amortized and expensed as of May 30, 2009.

Quality Preferred Income 2 (JPS)
On August 15, 2008, Quality Preferred Income 2 (JPS) drew the maximum $430 million of its prime brokerage facility with Credit Suisse. On December 9, 2008 the Fund paid down the entire borrowing. For the period August 15, 2008 through December 9, 2008, the average daily balance outstanding and average interest rate on this borrowing arrangement were $154,559,795 and 3.43%, respectively. Interest was charged at LIBOR plus an agreed upon spread. In addition to interest, the Fund also paid a .25% one time arrangement fee of the total borrowing limit which was fully amortized and expensed as of December 31, 2008.

40

On December 16, 2008, the Fund drew $190 million of its $230 million committed facility agreement with BNP. As of December 31, 2008, the outstanding balance of this facility was $165,200,000. For the period December 16, 2008 through December 31, 2008, the average daily balance outstanding and average interest rate on this borrowing arrangement were $185,350,000 and 2.47%, respectively. Interest is charged at LIBOR plus an agreed upon spread on the amount borrowed and .60% on the undrawn balance. In addition to interest, the Fund also paid a .15% one time arrangement fee of the total borrowing limit which will be fully amortized and expensed as of May 30, 2009.

Quality Preferred Income 3 (JHP)
On August 15, 2008, Quality Preferred Income 3 (JHP) drew $50 million of its $75 million prime brokerage facility with Credit Suisse. On October 14, 2008 the Fund paid down the entire borrowing. During the period August 15, 2008 through October 14, 2008 the average daily balance outstanding and average interest rate on this borrowing arrangement were $25,926,667 and 3.84%, respectively. Interest was charged at LIBOR plus an agreed upon spread. In addition to interest, the Fund also paid a .25% one time arrangement fee of the total borrowing limit which was fully amortized and expensed as of December 31, 2008.

On December 16, 2008, the Fund drew $35 million of its $55 million committed facility agreement with BNP. As of December 31, 2008, the outstanding balance of this facility was $33 million. For the period December 16, 2008 through December 31, 2008, the average daily balance outstanding and average interest rate on this borrowing arrangement were $34,625,000 and 2.47%, respectively. Interest is charged at LIBOR plus an agreed upon spread on the amount borrowed and .60% on the undrawn balance. In addition to interest, the Fund also paid a .15% one time arrangement fee of the total borrowing limit which will be fully amortized and expensed as of May 30, 2009.

In order to maintain these borrowing facilities, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in the Funds’ Portfolios of Investments.

Interest expense incurred on each Fund’s drawn and undrawn balances and the one time arrangement fees are recognized as “Interest expense on borrowings and amortization of borrowing costs” on the Statement of Operations.

8.	New Accounting Pronouncement
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)
In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

9.	Subsequent Events
Distributions to Common Shareholders
The Funds declared Common share distributions which were paid on February 2, 2009, to shareholders of record on January 15, 2009, as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Distributions per share	$.0660	$.0710	$.0620

41

Financial HIGHLIGHTS Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions
				from Net	Distributions		Net		Tax
	Beginning			Investment	from Capital		Investment	Capital	Return of		Ending
	Common		Net	Income to	Gains to		Income to	Gains to	Capital to		Common
	Share	Net	Realized/	FundPreferred	FundPreferred		Common	Common	Common		Share	Ending
	Net Asset	Investment	Unrealized	Share-	Share-		Share-	Share-	Share-		Net Asset	Market
	Value	Income(a)	Gain (Loss)	holders†	holders†	Total	holders	holders	holders	Total	Value	Value
Quality Preferred Income (JTP)

Year ended 12/31:
2008	$11.06	$1.10	$(5.81)	$(.19)	$—	(4.90)	$(.90)	$—	$(.01)	$(.91)	$5.25	$4.86
2007	14.10	1.29	(2.96)	(.35)	—	(2.02)	(.93)	—	(.09)	(1.02)	11.06	10.33
2006	14.20	1.28	.02	(.32)	—	.98	(1.08)	—	—	(1.08)	14.10	14.84
2005	14.92	1.30	(.68)	(.21)	—	.41	(1.13)	—	—	(1.13)	14.20	12.40
2004(b)	14.40	.60	.47	(.05)	—	1.02	(.50)	—	—	(.50)	14.92	14.00
Year Ended 7/31:									—
2004(c)	14.10	1.37	.26	(.08)	—	1.55	(1.25)	—	—	(1.25)	14.40	13.96

Quality Preferred Income 2 (JPS)

Year ended 12/31:
2008	11.57	1.18	(6.18)	(.18)	—	(5.18)	(.97)	—	—	(.97)	5.42	5.04
2007	14.66	1.34	(2.96)	(.34)	(.01)	(1.97)	(1.04)	(.04)	(.04)	(1.12)	11.57	10.81
2006	14.77	1.33	(.01)	(.31)	—	1.01	(1.12)	—	—	(1.12)	14.66	15.12
2005	15.66	1.34	(.69)	(.18)	(.02)	.45	(1.16)	(.18)	—	(1.34)	14.77	12.80
2004(b)	15.32	.60	.50	(.04)	(.01)	1.05	(.53)	(.18)	—	(.71)	15.66	14.40
Year Ended 7/31:
2004(c)	14.97	1.42	.37	(.08)	—	1.71	(1.32)	(.04)	—	(1.36)	15.32	14.61

Quality Preferred Income 3 (JHP)

Year ended 12/31:
2008	11.02	1.08	(5.85)	(.19)	—	(4.96)	(.90)	—	(.02)	(.92)	5.14	5.08
2007	14.22	1.31	(3.09)	(.37)	—	(2.15)	(.95)	—	(.10)	(1.05)	11.02	10.51
2006	14.29	1.31	.05	(.33)	—	1.03	(1.09)	—	(.01)	(1.10)	14.22	14.92
2005	15.15	1.32	(.70)	(.21)	(.01)	.40	(1.17)	(.09)	—	(1.26)	14.29	12.92
2004(b)	14.71	.60	.46	(.05)	—	1.01	(.51)	(.06)	—	(.57)	15.15	14.44
Year Ended 7/31:
2004(c)	14.38	1.38	.40	(.08)	(.01)	1.69	(1.24)	(.12)	—	(1.36)	14.71	14.34

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	For the period August 1, 2004, through December 31, 2004.
(c)	The Funds changed their method of presentation for net interest expense on interest rate swap transactions. The effect of this reclassification for the fiscal year ended July 31, 2004, was as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Increase of Net Investment Income per share with a corresponding decrease in Net Realized/Unrealized Gain (Loss)	$.14	$.11	$.11
Decrease in each of the Ratios of Expenses to Average Net Assets Applicable to Common Shares with a corresponding increase in each of the Ratios of Net Investment Income to Average Net Assets Applicable to Common Shares	.94%	.71%	.73%

(d)	Borrowings Interest Expense includes amortization of borrowing costs.

42

		Ratios/Supplemental Data
			Ratios to Average Net Assets				Ratios to Average Net Assets
			Applicable to Common Shares				Applicable to Common Shares
Total Returns			Before Credit/Reimbursement				After Credit/Reimbursement**
	Based
	on
	Common	Ending Net
Based	Share	Assets
on	Net	Applicable to			Net				Net		Portfolio
Market	Asset	Common			Investment				Investment		Turnover
Value*	Value*	Shares (000)	Expenses††		Income††		Expenses††		Income††		Rate

(47.05)%	(46.97)%	$339,270	2.01%		11.65%		1.67%		11.99%		24%
(24.60)	(15.32)	713,945	1.54		9.43		1.11		9.86		32
29.51	7.26	909,608	1.50		8.70		1.02		9.18		34
(3.69)	2.89	915,598	1.49		8.47		1.02		8.94		19
3.79	7.10	961,583	1.49	***	9.15	***	1.02	***	9.62	***	8

4.20	11.17	927,892	1.51		8.87		1.04		9.33		18

(47.49)	(47.58)	649,377	1.96		12.02		1.59		12.39		18
(22.24)	(14.32)	1,386,125	1.45		9.35		1.00		9.80		31
27.75	7.09	1,753,392	1.42		8.72		.95		9.19		34
(2.06)	3.01	1,765,543	1.40		8.32		.94		8.78		17
3.34	6.94	1,872,283	1.40	***	8.69	***	.94	***	9.14	***	6

8.98	11.60	1,830,878	1.41		8.64		.95		9.10		19

(45.66)	(48.00)	121,870	2.00		11.51		1.60		11.91		30
(23.61)	(16.01)	261,081	1.60		9.38		1.10		9.87		35
25.00	7.49	336,540	1.56		8.81		1.08		9.29		39
(2.16)	2.88	337,858	1.54		8.48		1.07		8.96		16
4.64	6.81	358,197	1.54	***	9.03	***	1.07	***	9.50	***	7

9.36	11.93	347,900	1.55		8.75		1.08		9.22		17

*	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**	After custodian fee credit and expense reimbursement, where applicable.
***	Annualized.

†	The amounts shown are based on Common share equivalents.

†† •	Ratios do not reflect the effect of dividend payments to FundPreferred shareholders.
•	Income ratios reflect income earned on assets attributable to FundPreferred shares and borrowings, where applicable.
•	Each ratio includes the effect of the interest expense paid on borrowings as follows:

Ratio of Borrowings Interest Expense to
Average Net Assets Applicable to Common Shares(d)

Quality Preferred Income (JTP)
Year Ended 12/31
2008	.26%
2007	—
2006	—
2005	—
2004(b)	—
Year Ended 7/31
2004	—

Quality Preferred Income 2 (JPS)
Year Ended 12/31
2008	.30%
2007	—
2006	—
2005	—
2004(b)	—
Year Ended 7/31
2004	—

Quality Preferred Income 3 (JHP)
Year Ended 12/31
2008	.20%
2007	—
2006	—
2005	—
2004(b)	—
Year Ended 7/31
2004	—

See accompanying notes to financial statements.

43

Financial HIGHLIGHTS (continued)

	FundPreferred Shares
	at End of Period			Borrowings at End of Period
	Aggregate	Liquidation		Aggregate
	Amount	and Market	Asset	Amount	Asset
	Outstanding	Value Per	Coverage	Outstanding	Coverage
	(000)	Share	Per Share	(000)	Per $1,000
Quality Preferred Income (JTP)

Year ended 12/31:
2008	$64,875	$25,000	$155,740	$86,500	$5,672
2007	440,000	25,000	65,565	—	—
2006	440,000	25,000	76,682	—	—
2005	440,000	25,000	77,023	—	—
2004(b)	440,000	25,000	79,635	—	—
Year Ended 7/31:
2004	440,000	25,000	77,721	—	—

Quality Preferred Income 2 (JPS)

Year ended 12/31:
2008	130,000	25,000	149,880	165,200	5,718
2007	800,000	25,000	68,316	—	—
2006	800,000	25,000	79,794	—	—
2005	800,000	25,000	80,173	—	—
2004(b)	800,000	25,000	83,509	—	—
Year Ended 7/31:
2004	800,000	25,000	82,215	—	—

Quality Preferred Income 3 (JHP)

Year ended 12/31:
2008	18,100	25,000	193,329	33,000	5,242
2007	166,000	25,000	64,319	—	—
2006	166,000	25,000	75,684	—	—
2005	166,000	25,000	75,882	—	—
2004(b)	166,000	25,000	78,945	—	—
Year Ended 7/31:
2004	166,000	25,000	77,395	—	—

44

Board Members & OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at nine. None of the board members who are not “interested” persons of the Funds (referred to herein as “independent board members”) has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

			Year First		Number of Portfolios
			Elected or	Principal Occupation(s)	in Fund Complex
Name, Birthdate		Position(s) Held with	Appointed	Including other Directorships	Overseen by
and Address		the Funds	and Term(1)	During Past 5 Years	Board Member

INDEPENDENT BOARD MEMBERS:

■ ROBERT P. BREMNER
8/22/40 333 W. Wacker Drive Chicago, IL 60606	ï	Chairman of the Board and Board member	1997 Class III	Private Investor and Management Consultant.	192

■ JACK B. EVANS
10/22/48 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	1999 Class III	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director and Vice Chairman, United Fire Group, a publicly held company; Member of the Board of Regents for the State of Iowa University System; Director, Gazette Companies; Life Trustee of Coe College and Iowa College Foundation; Member of the Advisory Council of the Department of Finance in the Tippie College of Business, University of Iowa; formerly, Director, Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.	192

■ WILLIAM C. HUNTER
3/6/48 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	2004 Annual	Dean, Tippie College of Business, University of Iowa (since July 2006); formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003); Director (since 1997), Credit Research Center at Georgetown University; Director (since 2004) of Xerox Corporation; Director (since 2005), Beta Gamma Sigma International Honor Society; Director, SS&C Technologies, Inc. (May 2005-October 2005).	192

45

			Year First		Number of Portfolios
			Elected or	Principal Occupation(s)	in Fund Complex
Name, Birthdate		Position(s) Held with	Appointed	Including other Directorships	Overseen by
and Address		the Funds	and Term(1)	During Past 5 Years	Board Member

INDEPENDENT BOARD MEMBERS (continued):

■ DAVID J. KUNDERT
10/28/42 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	2005 Class II	Director, Northwestern Mutual Wealth Management Company; Retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Banc One Corporation and Chairman and CEO, Banc One Investment Management Group; Member, Board of Regents, Luther College; member of the Wisconsin Bar Association; member of Board of Directors, Friends of Boerner Botanical Gardens; member of Investment Committee, Greater Milwaukee Foundation.	192

■ WILLIAM J. SCHNEIDER
9/24/44 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	1997 Annual	Chairman, formerly, Senior Partner and Chief Operating Officer (retired, 2004) of Miller-Valentine Partners Ltd., a real estate investment company; Director, Dayton Development Coalition; formerly, member, Business Advisory Council, Cleveland Federal Reserve Bank.	192

■ JUDITH M. STOCKDALE
12/29/47 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	1997 Class I	Executive Director, Gaylord and Dorothy Donnelley Foundation (since 1994); prior thereto, Executive Director, Great Lakes Protection Fund (from 1990 to 1994).	192

■ CAROLE E. STONE
6/28/47 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	2007 Class I	Director, Chicago Board Options Exchange (since 2006); Commissioner, New York State Commission on Public Authority Reform (since 2005); formerly, Chair New York Racing Association Oversight Board (2005-2007); formerly, Director, New York State Division of the Budget (2000-2004), Chair, Public Authorities Control Board (2000-2004) and Director, Local Government Assistance Corporation (2000-2004).	192

■ TERENCE J. TOTH
9/29/59 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	2008 Class II	Director, Legal & General Investment Management (since 2008); Private Investor (since 2007); CEO and President, Northern Trust Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2004-2007); prior thereto, various positions with Northern Trust Company (since 1994); Member: Goodman Theatre Board (Since 2004); Chicago Fellowship Boards (since 2005), University of Illinois Leadership Council Board (since 2007) and Catalyst Schools of Chicago Board (since 2008); formerly Member: Northern Trust Mutual Funds Board (2005-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	192
INTERESTED BOARD MEMBER:

■ JOHN P. AMBOIAN(2)
6/14/61 333 W. Wacker Drive Chicago, IL 60606	ï	Board member	2008 Class II	Chief Executive Officer (since July 2007) and Director (since 1999) of Nuveen Investments, Inc.; Chief Executive Officer (since 2007) of Nuveen Asset Management, Rittenhouse Asset Management, Nuveen Investments Advisors, Inc. formerly, President (1999-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.(3)	192

46

					Number of Portfolios
			Year First	Principal	in Fund Complex
Name, Birthdate		Position(s) Held with	Elected or	Occupation(s)	Overseen
and Address		the Funds	Appointed(4)	During Past 5 Years	by Officer

OFFICERS of the FUND:

■ GIFFORD R. ZIMMERMAN
9/9/56 333 W. Wacker Drive Chicago, IL 60606	ï	Chief Administrative Officer	1988	Managing Director (since 2002), Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC; Managing Director (since 2002), Associate General Counsel and Assistant Secretary, of Nuveen Asset Management; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC. (since 2002), Nuveen Investments Advisers Inc. (since 2002), Symphony Asset Management LLC, and NWQ Investment Management Company, LLC (since 2003), Tradewinds Global Investors, LLC, and Santa Barbara Asset Management, LLC (since 2006), Nuveen HydePark Group LLC and Nuveen Investment Solutions, Inc. (since 2007); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management, Inc. (since 2003); Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; formerly, Managing Director (2002-2004), General Counsel (1998-2004) and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.(3); Chartered Financial Analyst.	192

■ WILLIAM ADAMS IV
6/9/55 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President	2007	Executive Vice President of Nuveen Investments, Inc.; Executive Vice President, U.S. Structured Products of Nuveen Investments, LLC, (since 1999), prior thereto, Managing Director of Structured Investments.	120

■ CEDRIC H. ANTOSIEWICZ
1/11/62 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President	2007	Managing Director, (since 2004) previously, Vice President (1993-2004) of Nuveen Investments, LLC.	120

■ MICHAEL T. ATKINSON
2/3/66 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President and Assistant Secretary	2000	Vice President (since 2002) of Nuveen Investments, LLC; Vice President of Nuveen Asset Management (since 2005).	192

■ LORNA C. FERGUSON
10/24/45 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President	1998	Managing Director (since 2004), formerly, Vice President of Nuveen Investments, LLC, Managing Director (since 2005) of Nuveen Asset Management; Managing Director (2004-2005) formerly, Vice President (1998-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.(3)	192

■ STEPHEN D. FOY
5/31/54 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President and Controller	1998	Vice President (since 1993) and Funds Controller (since 1998) of Nuveen Investments, LLC; formerly, Vice President and Funds Controller (1998-2004) of Nuveen Investments, Inc.; Certified Public Accountant.	192

■ WALTER M. KELLY
2/24/70 333 W. Wacker Drive Chicago, IL 60606	ï	Chief Compliance Officer and Vice President	2003	Senior Vice President (since 2008), Vice President (2006-2008) formerly, Assistant Vice President and Assistant General Counsel (2003-2006) of Nuveen Investments, LLC; Vice President (since 2006) and Assistant Secretary (since 2008) of Nuveen Asset Management.	192

47

					Number of Portfolios
			Year First	Principal	in Fund Complex
Name, Birthdate		Position(s) Held with	Elected or	Occupation(s)	Overseen
and Address		the Funds	Appointed(4)	During Past 5 Years	by Officer

OFFICERS of the FUND (continued):

■ DAVID J. LAMB
3/22/63 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President	2000	Vice President (since 2000) of Nuveen Investments, LLC; Vice President of Nuveen Asset Management (since 2005); Certified Public Accountant.	192

■ TINA M. LAZAR
8/27/61 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President	2002	Vice President of Nuveen Investments, LLC (since 1999); Vice President of Nuveen Asset Management (since 2005).	192

■ LARRY W. MARTIN
7/27/51 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President and Assistant Secretary	1988	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President (since 2005) and Assistant Secretary (since 1997) of Nuveen Asset Management; Vice President (since 2000), Assistant Secretary and Assistant General Counsel (since 1998) of Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); NWQ Investment Management Company, LLC (since 2002), Symphony Asset Management LLC (since 2003), Tradewinds Global Investors, LLC, Santa Barbara Asset Management LLC (since 2006) and of Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Vice President and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.(3)	192

■ KEVIN J. MCCARTHY
3/26/66 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President and Secretary	2007	Managing Director (since 2008), formerly, Vice President (2007-2008), Nuveen Investments, LLC; Vice President, and Assistant Secretary, Nuveen Asset Management, Rittenhouse Asset Management, Inc., Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).	192

■ JOHN V. MILLER
4/10/67 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President	2007	Managing Director (since 2007), formerly, Vice President (2002-2007) of Nuveen Asset Management and Nuveen Investments, LLC; Chartered Financial Analyst.	192

■ CHRISTOPHER M. ROHRBACHER
8/1/71 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President and Assistant Secretary	2008	Vice President, Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary, Nuveen Asset Management (since 2008); prior thereto, Associate, Skadden, Arps, Slate Meagher & Flom LLP (2002-2008).	192

■ JAMES F. RUANE
7/3/62 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President and Assistant Secretary	2007	Vice President, Nuveen Investments, LLC (since 2007); prior thereto, Partner, Deloitte & Touche USA LLP (2005-2007), formerly, senior tax manager (2002-2005); Certified Public Accountant.	192

48

Number of Portfolios
			Year First	Principal	in Fund Complex
Name, Birthdate		Position(s) Held with	Elected or	Occupation(s)	Overseen
and Address		the Funds	Appointed(4)	During Past 5 Years	by Officer

OFFICERS of the FUND (continued):

■ MARK L. WINGET
12/21/68 333 W. Wacker Drive Chicago, IL 60606	ï	Vice President and Assistant Secretary	2008	Vice President, Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary, Nuveen Asset Management (since 2008); prior thereto, Counsel, Vedder Price P.C. (1997-2007).	192

(1)	Board Members serve three year terms, except for two board members who are elected by the holders of Preferred Shares. The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed, except two board members are elected by the holders of Preferred Shares to serve until the next annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed. The first year elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(2)	Mr. Amboian is an interested trustee because of his position with Nuveen Investments, Inc. and certain of its subsidiaries, which are affiliates of the Nuveen Funds.

(3)	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4)	Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

49

Reinvest Automatically
  EASILY and CONVENIENTLY

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

50

Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

51

Glossary of
TERMS USED in this REPORT

■	Average Annual Total Return: ’This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.’

■	Current Distribution Rate (also known as Market Yield, Dividend Yield or Current Yield): Current distribution rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. ’The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.’

■	Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) ’from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.’

52

NOTES

53

NOTES

54

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase and/or redeem shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, JTP, JPS and JHP redeemed and/or noticed for redemption 15,005, 26,800 and 5,916 shares, respectively, of their preferred stock. Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Other Useful INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Distribution Information

Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) hereby designate 7.54%, 4.02% and 4.37%, respectively, of dividends paid from net ordinary income as dividends qualifying for the 70% dividends received deduction for corporations and 24.25%, 23.70% and 20.10%, respectively, as qualified dividend income for individuals under Section 1 (h)(11) of the Internal Revenue Code. The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.

55

Nuveen Investments:
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.
Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow. In total, the Company managed approximately $134 billion of assets on September 30, 2008.

Find out how we can help you reach your financial goals.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at:	www.nuveen.com/cef

Share prices Fund details Daily financial news Investor education Interactive planning tools

EAN-E-1208D

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/CEF/Info/Shareholder/. (To view the code, click on Fund Governance and then click on Code of Conduct.)
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors or Trustees determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is “independent” for purposes of Item 3 of Form N-CSR.
Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
NUVEEN QUALITY PREFERRED INCOME FUND 3
The following tables show the amount of fees that Ernst & Young LLP, the Fund’s auditor, billed to the Fund during the Fund’s last two full fiscal years. For engagements with Ernst & Young LLP the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.
The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).
SERVICES THAT THE FUND’S AUDITOR BILLED TO THE FUND

	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
Fiscal Year Ended	to Fund[1]	Billed to Fund[2]	Billed to Fund[3]	Billed to Fund[4]

December 31, 2008	$14,364	$0	$0	$7,100

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

December 31, 2007	$13,619	$0	$1,000	$4,300

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

[2]	“Audit Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under “Audit Fees.”

[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

[4]	“All Other Fees” are the aggregate fees billed for products and services for agreed upon procedures engagements performed for leveraged funds.
SERVICES THAT THE FUND’S AUDITOR BILLED TO THE
ADVISER AND AFFILIATED FUND SERVICE PROVIDERS
The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management (“NAM” or the “Adviser”), and any entity controlling, controlled by or under common control with NAM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two full fiscal years.
The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Fund’s audit is completed.

	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
Fiscal Year Ended	Service Providers	Service Providers	Service Providers

December 31, 2008	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

December 31, 2007	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES
The following table shows the amount of fees that Ernst & Young LLP billed during the Fund’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund’s operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP’s independence.

Total Non-Audit Fees
billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended	Billed to Fund	reporting of the Fund)	engagements)	Total

December 31, 2008	$7,100	$0	$0	$7,100
December 31, 2007	$5,300	$0	$0	$5,300
“Non-Audit Fees billed to Adviser” for both fiscal year ends represent “Tax Fees” billed to Adviser in their respective amounts from the previous table.
Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund’s independent accountants and (ii) all audit and non-audit services to be performed by the Fund’s independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
The registrant’s Board of Directors or Trustees has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Jack B. Evans, David J. Kundert and William J. Schneider.
ITEM 6. SCHEDULE OF INVESTMENTS.
See Portfolio of Investments in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
The Adviser has engaged Spectrum Asset Management, Inc. (“Spectrum”) (the “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has also delegated to the Sub-Adviser the full responsibility for proxy voting and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically will monitor the Sub-Adviser’s voting to ensure that they are carrying out their duties. The Sub-Advisers’ proxy voting policies and procedures are summarized as follows:
SPECTRUM
Spectrum has adopted a Policy on Proxy Voting for Investment Advisory Clients (the “Voting Policy”), which provides that Spectrum aims to ensure that, when delegated proxy voting authority by a client, Spectrum act (1) solely in the interest of the client in providing for ultimate long-term stockholder value, and (2) without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Spectrum relies on the custodian bank to deliver proxies to Spectrum for voting.
Spectrum has selected Risk Metrics Group (formerly Institutional Shareholder Services, Inc.) (“RMG”) to assist with Spectrum’s proxy voting responsibilities. Spectrum generally follows RMG standard proxy voting guidelines which embody the positions and factors Spectrum considers important in casting proxy votes. In connection with each proxy vote, RMG prepares a written analysis and recommendation based on its guidelines. In order to avoid any conflict of interest for RMG, the CCO will require RMG to deliver additional information or certify that RMG has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations. Spectrum also may obtain voting recommendations from two proxy voting services as an additional check on the independence of RMG’s voting recommendations.
Spectrum may, on any particular proxy vote, diverge from RMG’s guidelines or recommendations. In such a case, Spectrum’s Voting Policy requires that: (i) the requesting party document the reason for the request; (ii) the approval of the Chief Investment Officer; (iii) notification to appropriate compliance personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) a written record of the process.
When Spectrum determines not to follow RMG’s guidelines or recommendations, Spectrum classifies proxy voting issues into three broad categories: (1) Routine Administrative Items; (2) Special Interest Issues; and (3) Issues having the Potential for Significant Economic Impact, and casts proxy votes in accordance with the philosophy and decision guidelines developed for that category in the Voting Policy.
—	Routine Administrative Items. Spectrum is willing to defer to management on matters a routine administrative nature. Examples of issues on which Spectrum will normally defer to management’s recommendation include selection of auditors, increasing the authorized number of common shares and the election of unopposed directors.
—	Special Interest Issues. In general, Spectrum will abstain from voting on shareholder social, political, environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

—	Issues Having the Potential for Significant Economic Impact. Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and value of its shares and believes such issues should be carefully analyzed and decided by shareholders. Examples of such issues are classification of board of directors’ cumulative voting and supermajority provisions, defensive strategies (e.g., greenmail prevention), business combinations and restructurings and executive and director compensation.
Conflicts of Interest. There may be a material conflict of interest when Spectrum votes, on behalf of a client, a proxy that is solicited by an affiliated person of Spectrum or another Spectrum client. To avoid such conflicts, Spectrum has established procedures under its Voting Policy to seek to ensure that voting decisions are based on a client’s best interests and are not the product of a material conflict. In addition to employee monitoring for potential conflicts, the CCO reviews Spectrum’s and its affiliates’ material business relationships and personal and financial relationships of senior personnel of Spectrum and its affiliates to monitor for conflicts of interest.
If a conflict of interest is identified, Spectrum considers both financial and non-financial materiality to determine if a conflict of interest is material. If a material conflict of interest is found to exist, the CCO discloses the conflict to affected clients and obtains consent from each client in the manner in which Spectrum proposed to vote.
Spectrum clients can obtain a copy of the Voting Policy or information on how Spectrum voted their proxies by calling Spectrum’s Compliance Department at (203) 322-0189.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
The Adviser has engaged Spectrum (the “Sub-Adviser”), as sub-adviser to provide discretionary investment advisory services. The following section provides information on the portfolio managers at the Sub-Adviser.
Item 8(a)(1). PORTFOLIO MANAGER BIOGRAPHIES
MARK A. LIEB - Mr. Lieb is Chief Financial Officer and is responsible for business development. Prior to founding Spectrum in 1987, Mr. Lieb was a Founder, Director and Partner of DBL Preferred Management, Inc., a wholly owned corporate cash management subsidiary of Drexel Burnham Lambert, Inc. Mr. Lieb was instrumental in the formation and development of all aspects of DBL Preferred Management, Inc., including the daily management of preferred stock portfolios for institutional clients, hedging strategies, and marketing strategies. Mr. Lieb’s prior employment included the development of the preferred stock trading desk at Mosley Hallgarten & Estabrook. BA Economics, Central Connecticut State College; MBA Finance, University of Hartford.
L. PHILLIP JACOBY, IV – Managing Director and Senior Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, Mr. Jacoby was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a the preferred stock portfolio of its US Corporate Financing Division for six years. Mr. Jacoby began his career in 1981 with The Northern Trust Company, Chicago and then moved to Los Angeles to join E.F. Hutton & Co. as a Vice President and Institutional Salesman, Generalist Fixed Income Sales through most of the 1980s.  BSBA (Finance), Boston University School of Management.
BERNARD M. SUSSMAN - Mr. Sussman is Chief Investment Officer and Chairman of Spectrum’s Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He was a Limited Partner at Goldman Sachs from December 1994 through November 1996. BS Industrial Relations and MBA Finance, Cornell University. NASD Series 55 “Equity Trader Limited Representative.”
Item 8(a)(2). OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

	Type of Account	Number of
Portfolio Manager	Managed	Accounts	Assets*
Phillip Jacoby	Separately Managed accounts	32	$1,571,135,217
	Pooled Accounts	9	$449,732,066
	Registered Investment Vehicles	11	$3,982,870,751
Mark Lieb	Separately Managed accounts	36	$1,581,384,077
	Pooled Accounts	9	$449,732,066
	Registered Investment Vehicles	11	$3,982,870,751
Bernard Sussman	Separately Managed accounts	34	$1,573,365,710
	Pooled Accounts	9	$449,732,066
	Registered Investment Vehicles	11	$3,982,870,751

*	Assets are as of December 31, 2008. None of the assets in these accounts are subject to an advisory fee based on performance.
POTENTIAL MATERIAL CONFLICTS OF INTEREST
There are no material conflicts of interest to report.
Item 8(a)(3). FUND MANAGER COMPENSATION
All employees of Spectrum are paid a base salary and discretionary bonus. The bonus is paid quarterly and may represent a significant proportion of an individual’s total annual compensation. Discretionary bonuses are determined by management after consideration of several factors including but not necessarily limited to:
•	Changes in overall firm assets under management (employees have no direct incentive to increase assets)

•	Portfolio performance relative to benchmarks

•	Contribution to client servicing

•	Compliance with firm and/or regulatory policies and procedures

•	Work ethic

•	Seniority and length of service

•	Contribution to overall functioning of organization
Item 8(a)(4). OWNERSHIP OF JHP SECURITIES AS OF DECEMBER 31, 2008

Dollar range of equity securities beneficially
Name of Portfolio Manager	owned in Fund
Phillip Jacoby	$0
Mark Lieb	$0
Bernard Sussman	$10,001-$50,000
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary
Date: March 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)
Date: March 9, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)
Date: March 9, 2009